UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05011

Name of Fund:  BIF Multi-State Municipal Series Trust

BIF Arizona Municipal Money Fund
BIF California Municipal Money Fund
BIF Connecticut Municipal Money Fund
BIF Florida Municipal Money Fund
BIF Massachusetts Municipal Money Fund
BIF Michigan Municipal Money Fund
BIF New Jersey Municipal Money Fund
BIF New York Municipal Money Fund
BIF North Carolina Municipal Money Fund
BIF Ohio Municipal Money Fund
BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State
Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 03/31/2011

Item 1 – Report to Stockholders

March 31, 2011

Annual Report

BIF Multi-State Municipal Series Trust

} BIF Arizona Municipal Money Fund

} BIF California Municipal Money Fund

} BIF Connecticut Municipal Money Fund

} BIF Florida Municipal Money Fund

} BIF Massachusetts Municipal Money Fund

} BIF Michigan Municipal Money Fund

} BIF New Jersey Municipal Money Fund

} BIF New York Municipal Money Fund

} BIF North Carolina Municipal Money Fund

} BIF Ohio Municipal Money Fund

} BIF Pennsylvania Municipal Money Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge today, overall investor sentiment had improved considerably. In the first quarter of 2011, significant global events gave rise to new concerns about the future of the global economy. Political turmoil spread across the Middle
East/North Africa (“MENA”) region, oil and other commodity prices soared, and markets recoiled as the nuclear crisis unfolded in the wake of a 9.0-magnitude earthquake and tsunami that struck Japan in March. These events shook investor confidence, but the global economic recovery would not be derailed.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have become increasingly positive in recent months.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to 2011, the aforementioned headwinds brought high volatility back to equity markets. A pick up in inflationary pressures caused emerging market equities to underperform developed markets, where threats of inflation remained relatively subdued. Overall, equities posted strong returns for the 12-month period. US stocks out-paced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that droveyields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011; however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Global credit markets were surprisingly resilient in the face of major headwinds during the first quarter. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market. Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate in 2011 and the tax-exempt municipal market staged a mild rebound in the first quarter.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of March 31, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	17.31%	15.65%
US small cap equities (Russell 2000 Index)	25.48	25.79
International equities (MSCI Europe, Australasia, Far East Index)	10.20	10.42
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.90)	6.52
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.88)	5.12
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.68)	1.63
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	7.24	14.26
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets,
BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Money Market Overview

For the Period Ended March 31, 2011

Throughout the 12-month period ended March 31, 2011, the Federal Open Market Committee (FOMC) maintained the target range for the federal funds rate at 0.00% to 0.25% while remaining consistent in its position that economic conditions were likely to warrant “exceptionally low levels of the federal funds rate for an extended period.” At its March 15, 2011 meeting, the FOMC acknowledged that labor markets “appear to be improving gradually” and that household spending and business investment continue to expand. The FOMC also confirmed its intention to continue the policy it announced in November
2010 to purchase $600 billion of longer-term Treasury securities by the end of June 2011. While these large-scale asset purchases have the intent of keep-
ing interest rates low, they also result in a reduced supply of overnight repurchase agreements due to the limited amount of longer-term Treasury securities available to collateralize them. As the United States approached its national debt ceiling in early 2011, the US Treasury announced its intention to gradually reduce the balance of its Supplementary Financing Program account from $200 billion to $5 billion by letting currently outstanding Treasury bills mature without rolling them over. This action has the effect of increasing reserves in the banking system while reducing the supply of Treasury bills. The tightening in supply of Treasury bills and overnight repurchase agreements drove rates down on those instruments toward the end of the period.

Early in May 2010, heightened concerns about sovereign risk in certain peripheral European countries led to increased financial market volatility and upward pressure on the London Interbank Offered Rates (LIBOR settings). To improve liquidity conditions in US dollar short-term credit markets in Europe, the US Federal Reserve Bank reestablished temporary US dollar liquidity swap facilities with the European Central Bank (ECB), while the ECB established long-term financing operations of various tenors to provide additional liquidity to the market. The European Union (EU), the ECB and the International
Monetary Fund announced a coordinated package of financial aid totaling Euro 750 billion (close to $1 trillion in US dollar terms). Ultimately, the tone of the short-term credit markets improved, and LIBOR settings stabilized, by the end of June 2010. In a continued effort to further strengthen the Euro-zone finan-
cial system, at its summit held in March 2011, the European Union adopted a preliminary framework to address the size and scope of financial stability mechanisms, bank stress tests, fiscal reform, and surveillance of macroeconomic imbalances. Short-dated LIBOR settings finished the period unchanged on a year-over-year basis. The slope of the LIBOR curve as measured from one month to one year, flattened by 14 basis points, led by a decline in the one-
year LIBOR setting.

In the tax-exempt space, historically low rates resulted in an overall decline in money fund assets over the past 12 months. The seven-day Securities
Industry and Financial Markets Association Index remained in a tight range around 0.28%, its average rate for the annual period. While tax-exempt money market funds, which are comprised primarily of municipal variable rate demand notes (VRDNs), experienced declining assets during the period, non-
traditional buyers stepped into the tax-exempt market, which kept dealer inventories low and manageable throughout the year. Non-traditional buyers were drawn to the favorable yields offered on VRDNs, which served as an attractive alternative to asset-backed commercial paper, where supply had dwindled.
Demand for VRDNs was further supported by recent regulatory amendments requiring higher levels of liquidity in money market funds.

Although municipal issuers have limited the new supply of VRDNs, the market has turned its focus to the expiration of bank commitments enhancing over
$100 billion of outstanding municipal VRDNs in 2011. As of this writing, issuers have been replacing the expiring commitments according to schedule and without difficulty. Additional banks are increasing their participation in the space, which provides better diversification for municipal money market funds.

State and local governments continued to struggle with budget shortfalls and reduced their overall issuance of municipal notes. The one-year municipal yield remained relatively stable throughout the year, hovering around 0.38%, as measured by Thomson Municipal Market Data.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

Fund Information as of March 31, 2011

BIF Arizona Municipal Money Fund

BIF Arizona Municipal Money Fund's (formerly CMA Arizona Municipal Money Fund) (the “Fund”), a series of BIF Multi-State Municipal
Series Trust (formerly CMA Multi-State Municipal Series Trust), investment objective is to seek current income exempt from federal income tax as well as Arizona’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

Yields	7-Day SEC Yields	7-Day Yields
BIF Arizona Municipal Money Fund	0.00%	0.00%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	78%
Fixed Rate Notes	18
Other Assets Less Liabilities	4
Total	100%

BIF California Municipal Money Fund

BIF California Municipal Money Fund's (formerly CMA California Municipal Money Fund) (the “Fund”), a series of BIF Multi-State Municipal
Series Trust (formerly CMA Multi-State Municipal Series Trust), investment objective is to seek current income exempt from federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

Yields	7-Day SEC Yields	7-Day Yields
BIF California Municipal Money Fund	0.04%	0.04%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	68%
Tax-Exempt Commercial Paper	20
Fixed Rate Notes	8
Put Bonds	4
Total	100%

BIF Connecticut Municipal Money Fund

BIF Connecticut Municipal Money Fund's (formerly CMA Connecticut Municipal Money Fund) (the “Fund”), a series of BIF Multi-State
Municipal Series Trust (formerly CMA Multi-State Municipal Series Trust), investment objective is to seek current income exempt from federal income tax as well as Connecticut’s personal income tax, and, where applicable, local personal income tax.
The Fund also seeks preservation of capital and liquidity.

Yields	7-Day SEC Yields	7-Day Yields
BIF Connecticut Municipal Money Fund	0.00%	0.00%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	77%
Fixed Rate Notes	23
Total	100%

BIF Florida Municipal Money Fund

BIF Florida Municipal Money Fund's (formerly CMA Florida Municipal Money Fund) (the “Fund”), a series of BIF Multi-State Municipal
Series Trust (formerly CMA Multi-State Municipal Series Trust), investment objective is to seek current income exempt from federal income tax and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

Yields	7-Day SEC Yields	7-Day Yields
BIF Florida Municipal Money Fund	0.00%	0.00%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	97%
Other Assets Less Liabilities	3
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 5

Fund Information (continued)

BIF Massachusetts Municipal Money Fund

BIF Massachusetts Municipal Money Fund's (formerly CMA Massachusetts Municipal Money Fund) (the “Fund”), a series of BIF Multi-State Municipal
Series Trust (formerly CMA Multi-State Municipal Series Trust), investment objective is to seek current income exempt from federal income tax as well as
Massachusetts’ personal income tax. The Fund also seeks preservation of capital and liquidity.

Yields	7-Day SEC Yields	7-Day Yields
BIF Massachusetts Municipal Money Fund	0.00%	0.00%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	88%
Fixed Rate Notes	5
Put Bonds	4
Other Assets Less Liabilities	3
Total	100%

BIF Michigan Municipal Money Fund

BIF Michigan Municipal Money Fund's (formerly CMA Michigan Municipal Money Fund) (the “Fund”), a series of BIF Multi-State Municipal Series Trust
(formerly CMA Multi-State Municipal Series Trust), investment objective is to seek current income exempt from federal income tax as well as Michigan’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

Yields	7-Day SEC Yields	7-Day Yields
BIF Michigan Municipal Money Fund	0.00%	0.00%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	84%
Fixed Rate Notes	12
Other Assets Less Liabilities	4
Total	100%

BIF New Jersey Municipal Money Fund

BIF New Jersey Municipal Money Fund's (formerly CMA New Jersey Municipal Money Fund) (the “Fund”), a series of BIF Multi-State Municipal Series Trust
(formerly CMA Multi-State Municipal Series Trust), investment objective is to seek current income exempt from federal income tax as well as New Jersey’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

Yields	7-Day SEC Yields	7-Day Yields
BIF New Jersey Municipal Money Fund	0.04%	0.04%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	68%
Fixed Rate Notes	21
Tax-Exempt Commercial Paper	4
Other Assets Less Liabilities	7
Total	100%

BIF New York Municipal Money Fund

BIF New York Municipal Money Fund's (formerly CMA New York Municipal Money Fund) (the “Fund”), a series of BIF Multi-State Municipal Series Trust
(formerly CMA Multi-State Municipal Series Trust), investment objective is to seek current income exempt from federal income tax as well as New York’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

Yields	7-Day SEC Yields	7-Day Yields
BIF New York Municipal Money Fund	0.00%	0.00%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	85%
Fixed Rate Notes	10
Tax-Exempt Commercial Paper	3
Put Bonds	2
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

6 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

Fund Information (concluded)

BIF North Carolina Municipal Money Fund

BIF North Carolina Municipal Money Fund's (formerly CMA North Carolina Municipal Money Fund) (the “Fund”), a series of BIF Multi-State Municipal Series
Trust (formerly CMA Multi-State Municipal Series Trust), investment objective is to seek current income exempt from federal income tax as well as North
Carolina’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

Yields	7-Day SEC Yields	7-Day Yields
BIF North Carolina Municipal Money Fund	0.00%	0.00%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	98%
Fixed Rate Notes	2
Total	100%

BIF Ohio Municipal Money Fund

BIF Ohio Municipal Money Fund's (formerly CMA Ohio Municipal Money Fund) (the “Fund”), a series of BIF Multi-State Municipal Series Trust
(formerly CMA Multi-State Municipal Series Trust), investment objective is to seek current income exempt from federal income tax as well as
Ohio’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

Yields	7-Day SEC Yields	7-Day Yields
BIF Ohio Municipal Money Fund	0.04%	0.04%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	76%
Fixed Rate Notes	25
Liabilities in Excess of Other Assets	(1)
Total	100%

BIF Pennsylvania Municipal Money Fund

BIF Pennsylvania Municipal Money Fund's (formerly CMA Pennsylvania Municipal Money Fund) (the “Fund”), a series of BIF Multi-State Municipal Series
Trust (formerly CMA Multi-State Municipal Series Trust), investment objective is to seek current income exempt from federal income tax as well as
Pennsylvania’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

Yields	7-Day SEC Yields	7-Day Yields
BIF Pennsylvania Municipal Money Fund	0.00%	0.00%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	91%
Fixed Rate Notes	4
Put Bonds	2
Tax-Exempt Commercial Paper	2
Other Assets Less Liabilities	1
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 7

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2010 and held through March 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by
$1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypo-
thetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the	Annualized
	October 1, 2010	March 31, 2011	Period[1]	Expense Ratio
Actual
BIF Arizona Municipal Money Fund	$1,000.00	$1,000.00	$1.84	0.37%
BIF California Municipal Money Fund	$1,000.00	$1,000.20	$1.55	0.31%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.00	$1.55	0.31%
BIF Florida Municipal Money Fund	$1,000.00	$1,000.00	$1.65	0.33%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.00	$1.70	0.34%
BIF Michigan Municipal Money Fund	$1,000.00	$1,000.00	$1.99	0.40%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.20	$1.80	0.36%
BIF New York Municipal Money Fund	$1,000.00	$1,000.00	$1.60	0.32%
BIF North Carolina Municipal Money Fund	$1,000.00	$1,000.00	$1.94	0.39%
BIF Ohio Municipal Money Fund	$1,000.00	$1,000.20	$1.75	0.35%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,000.00	$1.75	0.35%
Hypothetical (5% annual return before expenses)[2]
BIF Arizona Municipal Money Fund	$1,000.00	$1,023.06	$1.87	0.37%
BIF California Municipal Money Fund	$1,000.00	$1,023.35	$1.56	0.31%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,023.35	$1.56	0.31%
BIF Florida Municipal Money Fund	$1,000.00	$1,023.25	$1.66	0.33%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,023.20	$1.72	0.34%
BIF Michigan Municipal Money Fund	$1,000.00	$1,022.91	$2.02	0.40%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,023.10	$1.82	0.36%
BIF New York Municipal Money Fund	$1,000.00	$1,023.30	$1.61	0.32%
BIF North Carolina Municipal Money Fund	$1,000.00	$1,022.96	$1.97	0.39%
BIF Ohio Municipal Money Fund	$1,000.00	$1,023.15	$1.77	0.35%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,023.15	$1.77	0.35%

1 Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

8 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF Arizona Municipal Money Fund
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 86.8%
Ak-Chin Indian Community, RB, VRDN
(Bank of America NA LOC), 0.28%, 4/07/11 (a)	$ 1,400	$ 1,400,000
Apache County IDA Arizona, RB, FLOATS, VRDN, Tucson
Electric Power, Series 83A (ABN Amro Bank NV LOC),
0.22%, 4/07/11 (a)(b)	1,200	1,200,000
Arizona Health Facilities Authority, Refunding RB,
VRDN, Banner Health, Series C (ScotiaBank LOC),
0.21%, 4/07/11 (a)	335	335,000
Arizona State University, Refunding RB, VRDN, Series B
(Lloyds TSB Bank Plc LOC), 0.20%, 4/07/11 (a)	930	930,000
Casa Grande IDA Arizona, RB, VRDN, Price Companies Inc.
Project, Series A, AMT (Bank of America NA LOC),
0.46%, 4/07/11 (a)	605	605,000
Chandler IDA, Deutsche Bank SPEARS/LIFERS Trust, RB,
VRDN, Series DBE-150, AMT (Deutsche Bank AG
Guaranty Agreement), 0.27%, 4/07/11 (a)(b)(c)	1,500	1,500,000
City of Phoenix Arizona, BB&T Municipal Trust, GO, FLOATS,
VRDN, Series 2012, 0.24%, 4/07/11 (a)(b)	750	750,000
City of Tempe Arizona, RB, VRDN (Royal Bank of Canada
SBPA), 0.25%, 4/07/11 (a)	880	880,000
Maricopa County IDA, Refunding RB, VRDN, Las Gardenias
Apartments, Series A, AMT (Fannie Mae Credit Support,
Fannie Mae Liquidity Facility), 0.27%, 4/07/11 (a)	540	540,000
Maricopa County IDA Arizona, Refunding RB, VRDN, AMT
(Fannie Mae Credit Support) (a):
San Martin Apartments Project, Series A-1,
0.26%, 4/07/11	700	700,000
Villas Solanas Apartments, Series A, 0.27%, 4/07/11	700	700,000
Phoenix IDA, Refunding RB, VRDN, Del Mar Terrace,
Series A (Freddie Mac Insurance, Freddie Mac Liquidity
Facility), 0.24%, 4/07/11 (a)	500	500,000
Phoenix IDA Arizona, RB, VRDN, AMT (a):
CenterTree, Series A (East West Bank LOC, Federal
Home Loan Bank LOC), 0.28%, 4/07/11	1,400	1,400,000
Leggett & Platt Inc. Project (Wells Fargo Bank NA LOC),
0.46%, 4/07/11	5,170	5,170,000
Swift Aviation Services Inc. Project (US Bank NA LOC),
0.26%, 4/01/11	1,105	1,105,000

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Pima County IDA, Refunding HRB, VRDN, Eastside
Apartments, Series B, AMT (Fannie Mae Credit Support),
0.31%, 4/07/11 (a)	$ 1,040	$ 1,040,000
Salt River Project Agricultural Improvement & Power
District, RB, VRDN (a)(b)(c):
Barclays Capital Municipal Trust Receipts, FLOATS,
Series 9W, 0.26%, 4/07/11	1,200	1,200,000
Eagle Tax-Exempt Trust, Series 2006-0141, Class A
(Citibank NA Liquidity Facility), 0.25%, 4/07/11	2,500	2,500,000
Tempe IDA, RB, VRDN, ASUF Brickyard Project, Series A
(Bank of America NA LOC), 0.32%, 4/07/11 (a)	1,270	1,270,000
Tucson IDA, RB, VRDN (Bank One Arizona NA LOC) (a):
Fluoresco Old Nogales Project, AMT, 0.65%, 4/07/11	1,875	1,875,000
United Way Capital Corp. Project, 0.45%, 4/07/11	2,700	2,700,000
		28,300,000
Puerto Rico — 9.5%
Commonwealth of Puerto Rico, GO, Refunding, VRDN
(AGM Insurance, Dexia Credit Local SBPA) (a):
Public Improvement, Series C5, 0.24%, 4/07/11	2,100	2,100,000
Series B-3, 0.24%, 4/07/11	1,000	1,000,000
		3,100,000
Total Investments (Cost — $31,400,000*) — 96.3%		31,400,000
Other Assets Less Liabilities — 3.7%		1,205,372
Net Assets — 100.0%	$ 32,605,372

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the		EDRB	Economic Development Revenue Bonds	MRB	Mortgage Revenue Bonds
Schedules of Investments, the names and descriptions of		FLOATS	Floating Rate Securities	MSTR	Municipal Securities Trust Receipts
many of the securities have been abbreviated according		GO	General Obligation Bonds	NPFGC	National Public Finance Guarantee Corp.
to the following list:		HDA	Housing Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
ACES	Adjustable Convertible Extendible Securities	HFA	Housing Finance Agency	Q-SBLF	Qualified School Bond Loan Fund
AGC	Assured Guaranty Corp.	HRB	Housing Revenue Bonds	RB	Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	HUD	U.S. Department of Housing and	ROCS	Reset Options Certificates
AMBAC	American Municipal Bond Assurance Corp.		Urban Development	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority	SAN	State Aid Notes
BAN	Bond Anticipation Notes	IDRB	Industrial Development Revenue Bonds	SBPA	Stand-by Bond Purchase Agreement
BHAC	Berkshire Hathaway Assurance Corp.	LIFERS	Long Inverse Floating Exempt Receipts	SPEARS	Short Puttable Exempt Adjustable Receipts
COP	Certificates of Participation	LOC	Letter of Credit	TAN	Tax Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family	TECP	Tax-Exempt Commercial Paper
EDA	Economic Development Authority	MERLOTS	Municipal Exempt Receipts Liquidity	TRAN	Tax Revenue Anticipation Notes
EDC	Economic Development Corp.		Optional Tenders	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 9

BIF Arizona Municipal Money Fund
Schedule of Investments (concluded)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 31,400,000	—	$ 31,400,000
[1] See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

10 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF California Municipal Money Fund
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 96.6%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN,
Acacia Creek at Union Project, Series A (Masonic Homes
of California Guaranty Agreement, Bank of America NA
SBPA), 0.26%, 4/01/11 (a)	$ 60,900	$60,900,000
Bay Area Toll Authority, RB, VRDN, Bay Area Toll Bridge,
Series A2 (Union Bank NA LOC), 0.17%, 4/07/11 (a)	5,100	5,100,000
California Alternative Energy Source Financing Authority,
RB, VRDN, GE Capital Corp., Arroyo, Series B, AMT,
0.25%, 4/07/11 (a)	21,180	21,180,000
California Education Notes Program, RB, Series A,
2.00%, 7/01/11 (a)	13,300	13,347,990
California HFA, RB, VRDN, Home Mortgage (a):
Series X2, AMT (Fannie Mae LOC, Freddie Mac LOC),
0.23%, 4/07/11	3,000	3,000,000
Series B, AMT (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 4/07/11	7,845	7,845,000
California HFA, Refunding RB, VRDN, Home Mortgage,
Series D, AMT (Fannie Mae Liquidity Facility, Freddie Mac
Liquidity Facility), 0.24%, 4/07/11 (a)	34,000	34,000,000
California Health Facilities Financing Authority, RB, VRDN (a):
Hospital, Adventist Health System, Series A (Wells Fargo
Bank NA LOC), 0.16%, 4/01/11	10,790	10,790,000
Hospital, Adventist Health System, Series B (Wells Fargo
Bank NA LOC), 0.16%, 4/01/11	3,400	3,400,000
Northern California Presbyterian Homes (Union Bank
NA LOC), 0.31%, 4/07/11	8,275	8,275,000
California Health Facilities Financing Authority, Refunding
RB, VRDN, Catholic Healthcare, Series B (NPFGC
Insurance, JPMorgan Chase Bank LOC),
0.25%, 4/07/11 (a)	8,400	8,400,000
California Infrastructure & Economic Development Bank,
Refunding RB, VRDN (a):
Pacific Gas and Electric, Series D (Wells Fargo
Bank NA LOC), 0.16%, 4/01/11	21,970	21,970,000
Rand Corp., Series B (Bank of America NA LOC),
0.25%, 4/01/11	8,800	8,800,000
California Municipal Finance Authority, RB, VRDN,
Chevron USA Recovery Zone, 0.16%, 4/01/11 (a)	32,550	32,550,000
California Pollution Control Financing Authority, RB,
VRDN, AMT (a):
Burrtec Waste Group, Series A (US Bank NA LOC),
0.27%, 4/07/11	8,380	8,380,000
EDCO Disposal Corp. Project, Series A (Wells Fargo
Bank NA LOC), 0.27%, 4/07/11	7,315	7,315,000
South Tahoe Refuse Project, Series A (Union Bank of
California LOC), 0.39%, 4/07/11	4,970	4,970,000
California School Cash Reserve Program Authority, RB (a):
Senior Series B, 2.00%, 6/01/11	15,205	15,239,046
Series F, 2.00%, 6/01/11	5,200	5,211,837
Series L, 2.50%, 10/31/11 (b)	3,000	3,031,890
Series M, 2.50%, 12/30/11 (b)	4,295	4,349,675
Series O, 2.50%, 1/31/12 (b)	2,800	2,837,688
Series P, 2.50%, 1/31/12 (b)	5,000	5,063,300
California State Department of Veterans Affairs, RB, ROCS,
VRDN, Series II-R-11444, AMT, 0.30%, 4/07/11 (a)(c)(d)	8,605	8,605,000
California State Department of Water Resources, RB, VRDN,
Series C-13 (AGM Insurance, Dexia Credit Local SBPA),
0.31%, 4/07/11 (a)	10,450	10,450,000
California State Enterprise Development Authority, RB,
VRDN, Evapco Project, AMT (Manufacturers & Traders
LOC), 0.34%, 4/07/11 (a)	5,775	5,775,000

	Par
Municipal Bonds	(000)	Value
California (continued)
California Statewide Communities Development Authority,
COP, Covenant Retirement Communities, Inc. (LaSalle
National Bank LOC), 0.22%, 4/07/11 (a)	$ 8,000	$ 8,000,000
California Statewide Communities Development Authority,
HRB, VRDN, AMT (Fannie Mae) (a):
2nd Street Senior Apartments, Series TT,
0.26%, 4/07/11	2,255	2,255,000
Greentree Senior Apartments Project, Series P,
0.25%, 4/07/11	7,350	7,350,000
Hallmark House Apartments, Series ZZ, 0.25%, 4/07/11	6,420	6,420,000
Oakmont of Alameda, Series WW, 0.25%, 4/07/11	12,680	12,680,000
California Statewide Communities Development
Authority, RB (a):
Butte County, Series A-1, 2.00%, 6/30/11	4,570	4,586,075
VRDN, PUTTERS, Series 1358, AMT (JPMorgan
Chase & Co. LOC), 0.40%, 4/07/11 (c)	27,420	27,420,000
VRDN, Series A (AGC Insurance, Wells Fargo
Bank NA SBPA), 0.20%, 4/07/11	18,400	18,400,000
VRDN, Series J, 0.23%, 4/07/11	7,000	7,000,000
Westgate Pasadena Apartments, Series G, AMT
(Bank of America NA LOC), 0.26%, 4/07/11	15,700	15,700,000
California Statewide Communities Development Authority,
Refunding RB, PUTTERS, VRDN, Series 2680 (JPMorgan
Chase Bank LOC), 0.35%, 4/07/11 (a)(c)(d)	16,700	16,700,000
City of Carlsbad California, RB, VRDN, The Greens
Apartments, Series A, AMT (Citibank NA LOC),
0.27%, 4/07/11 (a)	13,815	13,815,000
City of Loma Linda California, Refunding HRB,
VRDN, Loma Linda Springs, AMT (Fannie Mae),
0.25%, 4/07/11 (a)	19,430	19,430,000
City of Long Beach California, GO, TRAN, 2.00%, 9/30/11	6,255	6,305,598
City of Los Angeles California, GO, TRAN, 2.00%, 4/21/11	3,800	3,803,045
City of San Jose California, Deutsche Bank SPEARS/
LIFERS Trust, Refunding RB, VRDN, AMT (AMBAC) (a)(c)(d):
Series DB-480, 0.25%, 4/07/11	9,880	9,880,000
Series DB-484, 0.25%, 4/07/11	20,845	20,845,000
Series DBE-544, 0.25%, 4/07/11	8,885	8,885,000
City of San Jose California, RB, VRDN, Carlton, Series A,
AMT (Fannie Mae), 0.25%, 4/07/11 (a)	12,000	12,000,000
City of San Jose California, Refunding RB, VRDN, Almaden
Lake Village Apartment, Series A, AMT (Fannie Mae),
0.33%, 4/07/11 (a)	2,000	2,000,000
City of Santa Rosa California, RB, VRDN, Crossings at
Santa Rosa, Series A, AMT (Citibank NA LOC),
0.26%, 4/07/11 (a)	2,040	2,040,000
City of Torrance California, RB, VRDN, Torrance Memorial
Medical Center, Series B (Citibank NA LOC),
0.23%, 4/07/11 (a)	6,700	6,700,000
Compton Unified School District California, RB, Series D-1,
2.00%, 6/30/11 (a)	3,000	3,010,825
County of Contra Costa California, RB, VRDN, Pleasant Hill
Bart Transit, Series A, AMT (Bank of America NA LOC),
0.26%, 4/07/11 (a)	32,200	32,200,000
County of Los Angeles California, RB, ROCS, VRDN,
Series II-R-13101CE (Citibank NA Liquidity Facility),
0.27%, 4/07/11 (a)(c)(d)	18,400	18,400,000
County of Riverside California, GO, TRAN, Series B,
2.00%, 6/30/11	12,200	12,243,859
County of Sacramento California, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DB-646, AMT,
0.25%, 4/07/11 (a)(c)(d)	46,090	46,090,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 11

BIF California Municipal Money Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
Downey School Facilities Financing Authority, Puttable
Floating Option Tax-Exempt Receipts, Refunding RB,
FLOATS, VRDN, Series 4066 (Dexia Credit
Local LOC, Dexia Credit Local SBPA), 0.42%,
4/07/11 (a)(c)(d)	$ 7,475	$ 7,475,000
East Bay Municipal Utility District, Refunding RB (a):
Series A, Mandatory Put Bonds, 0.27%, 4/07/11	12,000	12,000,000
VRDN, Series A-1, Mandatory Put Bonds,
0.28%, 4/07/11	11,875	11,875,000
VRDN, Sub-Series A-2, Mandatory Put Bonds,
0.28%, 4/07/11	11,200	11,200,000
VRDN, Sub-Series B (AGM Insurance, Dexia Credit
Local SBPA), 0.30%, 4/07/11	9,960	9,960,000
East Bay Municipal Utility District, TECP:
0.37%, 5/18/11	4,500	4,500,000
0.40%, 6/03/11	22,300	22,300,000
0.40%, 6/06/11	15,100	15,100,000
0.40%, 6/08/11	16,200	16,200,000
East Bay Water Utility District, TECP:
0.41%, 5/10/11	9,500	9,500,000
0.38%, 5/25/11	32,900	32,900,000
El Dorado Irrigation District & El Dorado Water Agency
California, COP, Refunding, VRDN, Series A (Dexia Credit
Local LOC), 0.32%, 4/07/11 (a)	25,900	25,900,000
Golden State Tobacco Securitization Corp. California,
Refunding RB, FLOATS, VRDN, Series 2040 (Morgan
Stanley Municipal Funding Guarantee Agreement and
Liquidity Facility), 0.32%, 4/07/11 (a)(c)(d)	10,000	10,000,000
Los Angeles County Schools California, COP, TRAN, Pooled
Participation Certificates, Series F-4, 2.00%, 2/01/12 (a)	9,325	9,412,375
Los Angeles Department of Water & Power, Refunding RB,
FLOATS, VRDN, Series 1103, 0.26%, 4/07/11 (a)(c)(d)	2,180	2,180,000
Los Angeles Unified School District California, GO, TRAN,
Series A, 2.00%, 6/30/11	15,200	15,250,046
Metropolitan Water District of Southern California,
Refunding RB, VRDN, Series A-1, Mandatory Put Bonds,
0.26%, 4/07/11	18,000	18,000,000
Modesto Irrigation District Financing Authority, RB, MSTR,
VRDN, Series SGC 44, Class A (NPFGC Insurance,
Societe Generale LOC), 0.25%, 4/07/11 (a)(d)	15,500	15,500,000
Orange County Sanitation District, COP, FLOATS, VRDN,
Series 2928 (Morgan Stanley Bank Liquidity Facility),
0.27%, 4/07/11 (a)(c)(d)	5,885	5,885,000
Petaluma City Elementary School District, GO, TRAN,
1.50%, 7/01/11	4,400	4,408,427
Riverside County IDA California, RB, VRDN, Universal Forest
Products Project, AMT (JPMorgan Chase Bank LOC),
0.36%, 4/07/11 (a)	3,300	3,300,000
Sacramento Housing Authority, HRB, VRDN, Greenfair
Apartments, Series G, AMT (Citibank NA LOC),
0.26%, 4/07/11 (a)	10,600	10,600,000
San Diego County/San Diego County School Districts, RB,
TRAN, Series B-2, 2.00%, 4/29/11	15,200	15,213,180
San Diego Housing Authority California, RB, VRDN,
Studio 15, Series B, AMT (Citibank NA LOC),
0.26%, 4/07/11 (a)	1,705	1,705,000
San Diego Unified School District California, GO, TRAN,
Series A, 2.00%, 6/30/11	13,500	13,547,810
San Francisco City & County Redevelopment Agency,
Refunding HRB, VRDN, Fillmore Center, Series B-2, AMT
(Freddie Mac), 0.27%, 4/07/11 (a)	6,750	6,750,000

	Par
Municipal Bonds	(000)	Value
California (concluded)
San Jose Redevelopment Agency, RB, VRDN, Merged Area
Redevelopment Project, Series A (JPMorgan Chase
Bank LOC), 0.23%, 4/07/11 (a)	$ 13,400	$ 13,400,000
Santa Barbara County Schools Financing Authority, RB,
TRAN, 2.00%, 6/30/11	5,100	5,118,335
Santa Clara Valley Transportation Authority, Refunding RB,
VRDN, Measure A, Series C (Sumitomo Mitsui Banking
SBPA), 0.25%, 4/07/11 (a)	20,975	20,975,000
Sequoia Union High School District, GO, FLOATS, VRDN,
Series 2160 (AGM), 0.28%, 4/07/11 (a)(c)(d)	5,360	5,360,000
State of California, GO, VRDN (a):
FLOATS, Series B-3 (JPMorgan Chase & Co. LOC,
California Public Employees’ Retirement System LOC),
0.23%, 4/07/11 (c)	35,000	35,000,000
FLOATS, Series C-1 (Bank of America NA LOC),
0.23%, 4/07/11 (c)	10,000	10,000,000
FLOATS, Series DCL-010 (AGM Insurance, Dexia Credit
Local LOC, Dexia Credit Local Liquidity Facility),
0.34%, 4/07/11 (c)(d)	36,250	36,250,000
FLOATS, Series 2178, 0.30%, 4/07/11 (c)(d)	21,545	21,544,500
FLOATS, Series 2661, 0.30%, 4/07/11 (c)(d)	31,880	31,880,000
FLOATS, Series 2813, 0.32%, 4/07/11 (c)(d)	5,200	5,200,000
ROCS, Series II-R-622PB (BHAC Insurance, PB Capital
Corp. Liquidity Facility), 0.28%, 4/07/11 (c)(d)	2,420	2,420,000
Series A-1 (JPMorgan Chase Bank LOC),
0.15%, 4/01/11	13,100	13,100,000
Tustin Unified School District, Special Tax Bonds, VRDN,
Community Facilities District No. 07-1 (Bank of America
NA LOC), 0.24%, 4/01/11 (a)	12,000	12,000,000
		1,187,855,501
Puerto Rico — 4.6%
Commonwealth of Puerto Rico, GO, PUTTERS, VRDN,
Series 204 (AGC), 0.35%, 4/07/11 (a)(c)	7,060	7,060,000
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series C5 (AGM Insurance, Dexia
Credit Local SBPA), 0.24%, 4/07/11 (a)	34,400	34,400,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677 (Dexia
Credit Local Guarantee Agreement and Liquidity Facility),
0.42%, 4/07/11 (a)(c)(d)	15,000	15,000,000
		56,460,000
Total Investments (Cost — $1,244,315,501*) — 101.2%		1,244,315,501
Liabilities in Excess of Other Assets — (1.2)%		(14,974,355)
Net Assets — 100.0%	$1,229,341,146

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Piper Jaffray	$ 15,282,553	—

(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

12 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF California Municipal Money Fund
Schedule of Investments (concluded)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$1,244,315,501	—	$1,244,315,501

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 13

BIF Connecticut Municipal Money Fund
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut — 95.0%
City of Danbury Connecticut, GO, BAN, 1.50%, 7/28/11	$10,000	$10,038,675
Connecticut Housing Finance Authority, VRDN (a):
HRB, CIL Realty Inc. (HSBC Bank USA NA LOC),
0.22%, 4/07/11	1,550	1,550,000
RB, Housing Mortgage Finance Program, Series E-4,
AMT (Federal Home Loan Bank Boston SBPA),
0.25%, 4/07/11	8,555	8,555,000
RB, MSG Mortgage Financial, Series D, AMT (Federal
Home Loan Bank Boston SBPA), 0.26%, 4/07/11	7,024	7,024,000
RB, Sub-Series F-1 (JPMorgan Chase Bank SBPA),
0.23%, 4/01/11	9,300	9,300,000
Connecticut Housing Finance Authority, Refunding RB,
VRDN, AMT (a):
Housing Mortgage Finance Program, Series A-3
(Federal Home Loan Bank Boston SBPA),
0.25%, 4/07/11	545	545,000
Sub-Series B-4 (AMBAC Insurance, Federal Home
Loan Bank Boston SBPA), 0.25%, 4/07/11	11,300	11,300,000
Connecticut State Development Authority, RB, VRDN,
AMT (a):
Cheshire (Bank of New York LOC), 0.64%, 4/07/11	1,240	1,240,000
Reflexite Corp. Project, Series A (Fleet National
Bank LOC), 0.89%, 4/07/11	610	610,000
Solid Waste Project, Rand/Whitney (Bank of
Montreal LOC), 0.26%, 4/07/11	8,135	8,135,000
Connecticut State Health & Educational Facility Authority,
Austin Trust, RB, Certificates, Bank of America,
VRDN (a)(b)(c):
Series 2008-352 (Bank of America NA LOC, Bank of
America NA SBPA), 0.37%, 4/07/11	35,040	35,040,000
Series 2008-1080, 0.32%, 4/07/11	2,636	2,636,000
Connecticut State Health & Educational Facility
Authority, RB, VRDN (a):
Avon Old Farms School, Series A (Fleet National
Bank LOC), 0.26%, 4/07/11	3,090	3,090,000
Greater Hartford YMCA, Series B (Bank of
America NA LOC), 0.23%, 4/01/11	1,500	1,500,000
Greenwich Adult Day Care, Series A (JPMorgan
Chase & Co. LOC), 0.28%, 4/07/11	3,250	3,250,000
Hartford Hospital, Series B (Fleet National Bank LOC),
0.26%, 4/07/11	5,000	5,000,000
Hotchkiss School, Series A (Northern Trust Co. SBPA),
0.19%, 4/07/11	7,900	7,900,000
Masonicare, Series D (Wells Fargo Bank NA LOC),
0.22%, 4/01/11	9,560	9,560,000
Whitby School, Series A (JPMorgan Chase Bank LOC),
0.25%, 4/07/11	2,075	2,075,000
Yale University, Series V-1, 0.15%, 4/01/11	4,950	4,950,000
Yale University, Series Y-2, 0.15%, 4/01/11	1,800	1,800,000
Yale University, Series Y-3, 0.15%, 4/01/11	500	500,000
Connecticut State Health & Educational Facility Authority,
Refunding RB, VRDN (a):
FLOATS, Series 1884 (AGM Insurance. Wells
Fargo & Co. SBPA), 0.24%, 4/07/11 (b)(c)	11,180	11,180,000
Yale-New Haven Hospital, Series L2 (Bank of
America NA LOC), 0.22%, 4/07/11	9,500	9,500,000
Hartford Redevelopment Agency, Refunding HRB, VRDN,
Underwood Tower Project (AGM Insurance, Societe
Generale SBPA), 0.34%, 4/07/11 (a)	9,045	9,045,000
Regional School District No. 12, GO, BAN,
1.50%, 9/01/11	2,300	2,309,653
Regional School District No. 18, GO, BAN,
1.50%, 1/10/12	3,500	3,528,543
State of Connecticut, GO:
BAN, Series A, 2.00%, 5/19/11	7,250	7,265,038
VRDN, Series A-1 (Dexia Credit Local SBPA),
0.31%, 4/07/11 (a)(c)	10,700	10,700,000

	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
State of Connecticut, GO, Refunding, FLOATS, VRDN,
Series 514 (Morgan Stanley Bank SBPA),
0.25%, 4/07/11 (a)(b)(c)	$ 900	$ 900,000
Town of Easton Connecticut, GO, BAN, 1.00%, 7/08/11	5,000	5,007,825
Town of New Milford Connecticut, GO, BAN,
1.50%, 7/26/11	13,250	13,297,228
Town of Sharon Connecticut, GO, BAN, 1.50%, 8/02/11	6,000	6,022,402
Town of Vernon Connecticut, GO, BAN, 1.00%, 4/12/11	6,380	6,381,289
		220,735,653
Puerto Rico — 4.7%
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (AGM Insurance,
JPMorgan Chase Bank SBPA), 0.24%, 4/07/11 (a)	1,000	1,000,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3189
(Dexia Credit Local LOC, Dexia Credit Local SBPA),
0.42%, 4/07/11 (a)(b)(c)	10,000	10,000,000
		11,000,000
Total Investments (Cost — $231,735,653*) — 99.7%		231,735,653
Other Assets Less Liabilities — 0.3%		685,416
Net Assets — 100.0%	$ 232,421,069

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 231,735,653	—	$ 231,735,653

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

14 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF Florida Municipal Money Fund
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida — 97.1%
Alachua County Health Facilities Authority, RB, VRDN,
Oak Hammock University of Florida Project, Series A
(Bank of Scotland LOC), 0.23%, 4/01/11 (a)	$ 3,230	$ 3,230,000
Brevard County Housing Finance Authority, RB, VRDN,
AMT (a):
Timber Trace Apartments Project (Citibank NA LOC),
0.29%, 4/07/11	2,155	2,155,000
Wickham Club Apartments, Series A (Fannie Mae
Liquidity Facility), 0.30%, 4/07/11	6,995	6,995,000
Broward County Housing Finance Authority, RB, VRDN,
Sailboat Bend Artist Lofts, AMT (Citibank NA LOC),
0.31%, 4/07/11 (a)	750	750,000
Collier County IDA, RB, VRDN, March Project, AMT
(Wells Fargo Bank NA LOC), 0.46%, 4/07/11 (a)	2,090	2,090,000
Collier County IDA, Refunding RB, VRDN, Allete Inc. Project,
AMT (Wells Fargo Bank NA LOC), 0.31%, 4/07/11 (a)	2,000	2,000,000
County of Lake Florida, Deutsche Bank SPEARS/
LIFERS Trust, RB, VRDN, Series DBE-492, (Deutsche
Bank AG Liquidity Facility), 0.25%, 4/07/11 (a)(b)	3,400	3,400,000
County of Miami-Dade Florida, JP Morgan Chase
PUTTERS/DRIVERS Trust, RB, VRDN, Series 3814
(AGM Insurance, JPMorgan Chase Bank Liquidity
Facility), 0.35%, 4/07/11 (a)(b)(c)	3,500	3,500,000
County of Palm Beach Florida, RB, VRDN, FlightSafety
Project, AMT, 0.24%, 4/07/11 (a)	15,295	15,295,000
Florida Housing Finance Corp., RB, VRDN, Cutler Riverside
Apartments, AMT (Freddie Mac Guaranty Liquidity
Facility), 0.30%, 4/07/11 (a)	3,000	3,000,000
Florida Municipal Power Agency, Refunding RB, VRDN,
All Requirements Supply, Series C (Bank of
America NA LOC), 0.24%, 4/01/11 (a)	4,100	4,100,000
Hillsborough County Housing Finance Authority,
HRB, VRDN, Claymore Crossings Apartments, AMT
(Citibank NA LOC), 0.28%, 4/07/11 (a)	1,900	1,900,000
Jacksonville Health Facilities Authority, Refunding RB,
VRDN, Baptist, Series D (Wells Fargo Bank NA LOC),
0.22%, 4/01/11 (a)	1,000	1,000,000
Jacksonville Housing Finance Authority, HRB, VRDN,
AMT (a):
Christine Cove Apartments (Federal Home Loan
Bank LOC), 0.28%, 4/07/11	1,470	1,470,000
Hartwood Apartments (Freddie Mac Guaranty Liquidity
Facility), 0.29%, 4/07/11	3,200	3,200,000
Jacksonville Port Authority, RB, VRDN, Mitsui OSK
Lines Ltd., AMT (Sumitomo Mitsui Banking LOC),
0.29%, 4/07/11 (a)	2,915	2,915,000
Miami-Dade County IDA, RB, VRDN, RAM Investments of
South Florida, Inc. Project, AMT (Wells Fargo
Bank NA LOC), 0.41%, 4/07/11 (a)	2,440	2,440,000
Miami-Dade County School Board, COP, FLOATS, VRDN,
Series 2982 (AGC Insurance, Morgan Stanley Bank
Liquidity Facility), 0.35%, 4/07/11 (a)(b)(c)	1,200	1,200,000

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Orlando & Orange County Expressway Authority,
Refunding RB, VRDN, Series C-4 (AGM Insurance,
Dexia Credit Local SBPA), 0.32%, 4/07/11 (a)	$ 2,500	$ 2,500,000
Sunshine State Governmental Financing Commission, RB,
VRDN (Dexia Credit Local LOC) (a):
0.30%, 4/07/11	3,405	3,405,000
0.35%, 4/07/11	2,260	2,260,000
Total Investments (Cost — $68,805,000*) — 97.1%		68,805,000
Other Assets Less Liabilities — 2.9%		2,026,040
Net Assets — 100.0%	$ 70,831,040

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarizes the inputs used as of March 31, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 68,805,000	—	$ 68,805,000

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 15

BIF Massachusetts Municipal Money Fund
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 89.5%
City of Quincy Massachusetts, GO, BAN:
1.00%, 9/15/11	$ 4,000	$ 4,008,546
1.60%, 1/27/12	3,369	3,396,700
Commonwealth of Massachusetts, BB&T Municipal Trust,
GO, Refunding, FLOATS, VRDN, Series 2005 (Branch
Banking & Trust SBPA), 0.24%, 4/07/11 (a)(b)(c)	1,650	1,650,000
Commonwealth of Massachusetts, GO, VRDN,
Consolidated Loan, Series A (Dexia Credit Local SBPA),
0.30%, 4/01/11 (a)	17,000	17,000,000
Massachusetts Bay Transportation Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series
2009-47 (State Street Bank & Trust Co. SBPA),
0.28%, 4/07/11 (a)(b)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB,
VRDN, Senior Series A, 0.34%, 4/07/11 (a)	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, VRDN,
Avalon Acton Apartments, AMT (Fannie Mae SBPA),
0.30%, 4/07/11 (a)	7,000	7,000,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Concord Foods Issue, AMT (Fleet National Bank LOC),
0.64%, 4/07/11	1,945	1,945,000
Cordis Mills LLC, AMT (Fannie Mae Insurance,
Fannie Mae Liquidity Facility), 0.28%, 4/07/11	8,000	8,000,000
ISO New England Inc. (TD Bank NA LOC),
0.18%, 4/07/11	5,425	5,425,000
Massachusetts Development Finance Agency, Refunding
RB, VRDN (a):
Fessenden School (JPMorgan Chase Bank LOC),
0.25%, 4/07/11	4,990	4,990,000
Groton School (US Bank NA SBPA), 0.23%, 4/07/11	3,415	3,415,000
You Inc. (BankNorth NA LOC), 0.24%, 4/07/11	8,545	8,545,000
Massachusetts Health & Educational Facilities Authority,
Macon Trust, RB, VRDN Certificates, Bank of America,
Series 2007-310 (Bank of America NA LOC),
0.37%, 4/07/11 (a)(b)(c)	4,330	4,330,000
Massachusetts Health & Educational Facilities Authority,
RB, VRDN, Amherst College, Series H, Mandatory
Put Bonds, 0.43%, 7/07/11 (a)	6,744	6,744,000
Massachusetts Health & Educational Facilities Authority,
Refunding RB, VRDN, Harvard University, Series R,
0.15%, 4/01/11 (a)	2,400	2,400,000
Massachusetts Industrial Finance Agency, RB, VRDN,
AMT (a):
AFC Cable System Inc. Issue (Bank of
America NA LOC), 0.64%, 4/07/11	1,050	1,050,000
Development, Garlock Printing Corp. (Fleet National
Bank LOC), 0.89%, 4/07/11	470	470,000
Gem Group Inc. Issue (Bank of America NA LOC),
1.39%, 4/07/11	1,260	1,260,000
Massachusetts Industrial Finance Agency, RB, VRDN,
Multi-Mode Development, AMT (a):
225 Bodwell Project (JPMorgan Chase Bank LOC),
1.39%, 4/07/11	4,000	4,000,000
OCT Co., Inc. Project (Bank of America NA LOC),
1.39%, 4/07/11	2,800	2,800,000

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Massachusetts Industrial Finance Agency, VRDN,
E.L. Harvey & Sons Inc. (Fleet National Bank LOC),
1.39%, 4/07/11 (a)	$ 585	$ 585,000
Massachusetts School Building Authority, RB,
VRDN (a)(b)(c):
PUTTERS, Series 1197 (JPMorgan Chase Bank SBPA),
0.28%, 4/07/11	7,125	7,125,000
ROCS, Series II-R-10411 (AGM Insurance,
Citibank NA SBPA), 0.25%, 4/07/11	3,400	3,400,000
Massachusetts State Department of Transportation,
Refunding RB, VRDN, Contract Assistance, Series A5
(Barclays Bank Plc SBPA), 0.18%, 4/07/11 (a)	8,145	8,145,000
Massachusetts State Turnpike Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series
2009-74 (State Street Bank & Trust Co. SBPA),
0.25%, 4/07/11 (a)(b)(c)	11,295	11,295,000
Massachusetts State Water Pollution Abatement, RB,
ROCS, VRDN, Series II-R-11537PB (PB Capital Corp.
SBPA), 0.28%, 4/07/11 (a)(b)(c)	12,355	12,355,000
Massachusetts State Water Pollution Abatement,
Refunding RB, MSTR, VRDN, Series SGA 87 (Societe
General SBPA), 0.26%, 4/01/11 (a)(b)(c)	3,970	3,970,000
Town of Falmouth Massachusetts, GO, BAN,
1.60%, 6/10/11	500	500,960
		145,805,206
Puerto Rico — 7.5%
Commonwealth of Puerto Rico, Austin Trust, Refunding RB,
VRDN Certificates, Bank of America, Series 2008-355
(Bank of America NA LOC, Bank of America NA SBPA),
0.43%, 4/07/11 (a)(b)(c)	2,800	2,800,000
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series C5 (AGM Insurance,
Dexia Credit Local SBPA), 0.24%, 4/07/11 (a)	9,400	9,400,000
		12,200,000
Total Investments (Cost — $158,005,206*) — 97.0%		158,005,206
Other Assets Less Liabilities — 3.0%		4,848,279
Net Assets — 100.0%		$162,853,485

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

16 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF Massachusetts Municipal Money Fund
Schedule of Investments (concluded)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 158,005,206	—	$ 158,005,206

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 17

BIF Michigan Municipal Money Fund
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 91.8%
Berrien County EDC Michigan, EDRB, VRDN, Arlington Corp.
Project, AMT (Bank One NA LOC), 0.65%, 4/07/11 (a) $	1,465	$ 1,465,000
Chelsea Economic Development Corp. Michigan,
Refunding RB, VRDN, Silver Maples Obligor
(Comerica Bank LOC), 0.26%, 4/07/11 (a)	3,220	3,220,000
City of Rockford Michigan, RB, VRDN, Limited Obligation,
Alloy Exchange Project, AMT (Bank One NA LOC),
0.65%, 4/07/11 (a)	1,100	1,100,000
Detroit City School District, GO, FLOATS, VRDN, Series
DC8032 (AGM Insurance, Dexia Credit Local LOC),
0.30%, 4/01/11 (a)(b)(c)	1,480	1,480,000
Eastern Michigan University, Refunding RB, VRDN,
General, Series A (JPMorgan Chase Bank LOC),
0.24%, 4/01/11 (a)	2,300	2,300,000
Green Lake Township EDC Michigan, Refunding RB,
VRDN, Interlochen Center Project (Harris NA LOC),
0.22%, 4/01/11 (a)	4,200	4,200,000
Holt Public Schools, GO, Refunding, VRDN (Q-SBLF
Insurance, Landesbank Hessen-Thuringen SBPA),
0.27%, 4/07/11 (a)	4,800	4,800,000
Lakeview School District Michigan, GO, VRDN, School
Building & Site, Series B (Q-SBLF Insurance, Landesbank
Hessen-Thuringen SBPA), 0.27%, 4/07/11 (a)	3,000	3,000,000
Macomb County EDC, RB, VRDN, Aim Plastics Inc. Project,
AMT (Comerica Bank LOC), 0.40%, 4/07/11 (a)	905	905,000
Marquette County EDC Michigan, RB, VRDN, Pioneer
Labs Inc. Project, Series A, AMT (JPMorgan
Chase & Co. LOC), 0.51%, 4/07/11 (a)	400	400,000
Michigan Finance Authority, RB, SAN, Series D-1,
2.00%, 8/19/11	10,000	10,045,980
Michigan Higher Education Student Loan Authority,
RBC Municipal Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT (Royal Bank of
Canada LOC), 0.29%, 4/07/11 (a)(b)(c)	9,200	9,200,000
Michigan State HDA, HRB, VRDN, Berrien Woods III,
Series A, AMT (Citibank NA LOC), 0.27%, 4/07/11 (a)	5,840	5,840,000
Michigan State HDA, RB, VRDN, Baldwin Villas Project,
AMT (Comerica Bank LOC), 0.40%, 4/07/11 (a)	2,400	2,400,000
Michigan State HDA, Refunding RB, VRDN, Series C
(Barclays Bank Plc SBPA), 0.23%, 4/07/11 (a)	7,860	7,860,000
Michigan State University, RB, VRDN, Series 2000-A
(Bank of America NA SBPA), 0.20%, 4/07/11 (a)	3,935	3,935,000
Michigan Strategic Fund, RB, VRDN (a):
Air Products & Chemicals Inc., 0.26%, 4/01/11	3,000	3,000,000
Alphi Manufacturing Inc. Project, AMT (Standard
Federal Bank LOC), 1.39%, 4/07/11	700	700,000
C&M Manufacturing Corp. Inc. Project, AMT
(Bank One Michigan LOC), 0.65%, 4/07/11	1,535	1,535,000
Continental Carbonic Products, AMT (JPMorgan
Chase Bank LOC), 0.27%, 4/07/11	700	700,000
Golden Keys Development LLC Project, AMT
(Bank One NA LOC), 0.32%, 4/07/11	1,175	1,175,000
Limited Obligation, GNP Real Estate, AMT (Standard
Federal Bank LOC), 0.46%, 4/07/11	1,600	1,600,000
Merrill Tool Holding Co. Project, Series A, AMT
(Lasalle Bank NA LOC), 0.39%, 4/07/11	750	750,000
Riverwalk Properties LLC Project, AMT (Comerica
Bank LOC), 0.40%, 4/07/11	1,600	1,600,000
Vector Investments Project, AMT (Bank of
America NA LOC), 0.51%, 4/07/11	1,000	1,000,000

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Oakland County EDC Michigan, RB, VRDN, Schain
Mold & Engineering, AMT (Bank One Michigan LOC),
0.65%, 4/07/11 (a)	$ 1,800	$ 1,800,000
Oakland County EDC Michigan, Refunding RB, VRDN,
Pratt & Miller Engineering, AMT (Lasalle Bank NA LOC),
0.43%, 4/07/11 (a)	2,300	2,300,000
University of Michigan, RB, VRDN, Hospital, Series A,
0.19%, 4/01/11 (a)	500	500,000
		78,810,980
Puerto Rico — 4.3%
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series C5 (AGM Insurance,
Dexia Credit Local SBPA), 0.24%, 4/07/11 (a)	2,000	2,000,000
Puerto Rico Electric Power Authority, Refunding RB,
FLOATS, VRDN, Series DCL-2008-013 (AGM Insurance,
Dexia Credit Local LOC, Dexia Credit Local Liquidity
Facility), 0.34%, 4/07/11 (a)(b)(c)	1,685	1,685,000
		3,685,000
Total Investments (Cost — $82,495,980*) — 96.1%		82,495,980
Other Assets Less Liabilities — 3.9%		3,374,561
Net Assets — 100.0%		$ 85,870,541

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 82,495,980	—	$ 82,495,980

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

18 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF New Jersey Municipal Money Fund
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 89.6%
Borough of Belmar New Jersey, GO, BAN, 1.25%, 4/29/11	$4,100	$ 4,101,486
Borough of Butler New Jersey, GO, BAN, 1.25%, 8/26/11	900	902,394
Borough of Chatham New Jersey, GO, BAN,
1.25%, 6/01/11	3,100	3,112,338
Borough of Florham Park New Jersey, GO, Refunding, BAN,
1.00%, 1/26/12	7,400	7,427,904
Borough of Glen Rock New Jersey, GO, BAN,
1.00%, 1/20/12	7,500	7,521,639
Borough of Madison New Jersey, GO, BAN,
1.00%, 1/20/12	4,200	4,215,521
Borough of Metuchen New Jersey, GO, BAN,
1.50%, 5/26/11	5,516	5,521,234
Borough of Mountainside, GO, BAN, 1.50%, 11/04/11	2,573	2,583,972
Borough of New Providence New Jersey, GO, BAN,
1.00%, 7/20/11	3,800	3,804,169
Borough of Palisades Park New Jersey, GO, BAN,
1.25%, 4/21/11	2,511	2,511,733
Camden County Improvement Authority, RB, VRDN, Special
(TD Bank NA LOC), 0.27%, 4/07/11 (a)	1,910	1,910,000
City of Burlington New Jersey, GO, BAN, 1.25%, 6/23/11	5,216	5,219,933
City of Cape May New Jersey, GO, BAN, 1.25%, 7/21/11	8,501	8,514,199
City of North Wildwood New Jersey, GO, BAN,
1.50%, 5/20/11	3,700	3,702,808
City of Ocean City New Jersey, GO, BAN, 1.25%, 3/09/12	3,400	3,409,805
Essex County Improvement Authority, RB, VRDN, ACES,
Pooled Governmental Loan Program (Wells Fargo
Bank NA LOC), 0.20%, 4/07/11 (a)	5,675	5,675,000
Garden State Preservation Trust, RB, FLOATS,
VRDN (a)(b)(c):
Series DCL 006 (AGM Insurance, Dexia Credit
Local LOC), 0.35%, 4/07/11	16,995	16,995,000
Series DCL-2008-001 (AGM Insurance, Dexia Credit
Local LOC, Dexia Credit Local Liquidity Facility),
0.33%, 4/07/11	5,000	5,000,000
Lower Township Municipal Utilities Authority, RB, Project
Notes, Series B, 2.00%, 9/23/11	2,700	2,718,774
New Jersey EDA, RB, VRDN (Wells Fargo Bank NA LOC) (a):
Esarc Inc. Project, 0.34%, 4/07/11	2,350	2,350,000
Jewish Family Service, 0.34%, 4/07/11	730	730,000
MZR Real Estate LP Project, AMT, 0.41%, 4/07/11	6,405	6,405,000
PB Tower & Metro Project, Series A, AMT,
0.41%, 4/07/11	3,260	3,260,000
PB Tower & Metro Project, Series B, AMT,
0.41%, 4/07/11	1,910	1,910,000
Urban League Project 0.29%, 4/07/11	2,325	2,325,000
New Jersey EDA, Refunding RB, VRDN (a):
Blair Academy Project (Wells Fargo Bank NA LOC),
0.19%, 4/07/11	7,260	7,260,000
Exxon Project, 0.08%, 4/01/11	4,000	4,000,000
Jewish Community Metro West (Wells Fargo
Bank NA LOC), 0.34%, 4/07/11	5,400	5,400,000
Presbyterian Homes, Assisted Living, Series A
(TD Bank NA LOC), 0.18%, 4/07/11	3,055	3,055,000
Presbyterian Homes, Assisted Living, Series B
(TD Bank NA LOC), 0.18%, 4/07/11	4,200	4,200,000
New Jersey EDA, TECP (Dexia Credit Local SBPA),
0.38%, 4/05/11	25,500	25,500,000
New Jersey Educational Facilities Authority, Refunding RB,
VRDN, Centenary College, Series A (TD Bank NA LOC),
0.21%, 4/07/11 (a)	7,115	7,115,000

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB,
VRDN (a):
Robert Wood Johnson University (Wells Fargo
Bank NA LOC), 0.19%, 4/07/11	$ 22,245	$ 22,245,000
Series A-4 (TD Bank NA LOC), 0.21%, 4/07/11	1,005	1,005,000
New Jersey State Higher Education Assistance Authority,
RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN,
AMT (Royal Bank of Canada LOC) (a)(b)(c):
Series L-35, 0.29%, 4/07/11	25,245	25,245,000
Series L-36, 0.29%, 4/07/11	16,200	16,200,000
New Jersey State Housing & Mortgage Finance Agency,
Puttable Floating Option Tax-Exempt Receipts, RB,
FLOATS, VRDN, Series PT-4660 (Bank of America NA
Liquidity Facility), 0.38%, 4/07/11 (a)(b)(c)	4,025	4,025,000
New Jersey State Housing & Mortgage Finance Agency, RB,
VRDN, AMT (Dexia Credit Local SBPA), S/F Housing (a):
Series Q, 0.36%, 4/07/11	56,990	56,990,000
Series R, 0.36%, 4/07/11	24,565	24,565,000
New Jersey Transportation Trust Fund Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-31
(State Street Bank & Trust Co. Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	26,500	26,500,000
New Jersey Transportation Trust Fund Authority, Deutsche
Bank SPEARS/LIFERS Trust, RB, SPEARS, VRDN,
Series DB-447 (AGM), 0.25%, 4/07/11 (a)(b)(c)	13,705	13,705,000
New Jersey Transportation Trust Fund Authority,
Refunding RB, FLOATS, VRDN, Series DCL-041
(AGM Insurance, Dexia Credit Local LOC),
0.35%, 4/07/11 (a)(b)(c)	10,980	10,980,000
Newark Housing Authority, BB&T Municipal Trust,
Refunding RB, FLOATS, VRDN, Series 2044 (BB&T LOC),
0.25%, 4/07/11 (a)(b)(c)	8,245	8,245,000
Port Authority of New York & New Jersey, JP Morgan
Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN,
AMT (a)(b)(c):
Series 3176, 0.34%, 4/07/11	27,860	27,860,000
Series 3193, 0.34%, 4/07/11	12,995	12,995,000
Port Authority of New York & New Jersey, Refunding RB
VRDN (a):
FLOATS, Series 766 (AGM Insurance, Morgan Stanley
Bank SBPA), 0.26%, 4/07/11 (b)(c)	1,500	1,500,000
Versatile Structure Obligation, Series 1R, AMT
(Bayerische Landesbank SBPA), 0.30%, 4/01/11	9,000	9,000,000
Rutgers State University, Refunding RB, VRDN,
Series A (Landesbank Hessen-Thuringen SBPA),
0.20%, 4/01/11 (a)	6,545	6,545,000
State of New Jersey, JP Morgan Chase PUTTERS/DRIVERS
Trust, RB, VRDN (JPMorgan Chase & Co. Liquidity
Facility) (a)(b)(c):
Series 3808, 0.23%, 4/01/11	8,400	8,400,000
Series 3811, 0.23%, 6/23/11	12,000	12,000,000
Tobacco Settlement Financing Corp. New Jersey,
Refunding RB, FLOATS, VRDN, Series 2959
(Morgan Stanley Bank Liquidity Facility),
0.32%, 4/07/11 (a)(b)(c)	23,965	23,965,000
Town of Kearny New Jersey, GO, BAN, 1.50%, 6/29/11	6,925	6,929,200
Town of Secaucus New Jersey, GO, BAN, 1.25%, 6/17/11	4,505	4,507,754
Township of Burlington New Jersey, GO, BAN,
1.25%, 3/23/12	2,400	2,414,226
Township of Clark New Jersey, GO, BAN, 1.25%, 3/23/12	1,100	1,105,442

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 19

BIF New Jersey Municipal Money Fund
Schedule of Investments (concluded)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Township of Edison New Jersey, GO, BAN,
1.00%, 9/02/11	$ 5,260	$ 5,264,646
Township of Fairfield New Jersey, GO, BAN,
1.25%, 2/22/12	700	701,899
Township of Galloway New Jersey, GO, BAN,
1.00%, 9/07/11	8,700	8,707,916
Township of Maplewood New Jersey, GO, BAN,
1.50%, 11/18/11	3,755	3,771,562
Township of Montgomery New Jersey, GO, BAN,
1.00%, 9/22/11	1,629	1,632,575
Township of Ocean New Jersey Monmouth & Ocean
Counties, GO, BAN, 1.25%, 12/20/11	4,064	4,077,418
Township of Princeton New Jersey, GO, BAN,
1.00%, 4/01/11	5,000	5,000,089
Township of Robbinsville New Jersey, GO, BAN,
1.00%, 1/11/12	7,400	7,414,943
Township of Stafford New Jersey, GO, BAN,
1.25%, 6/01/11	10,200	10,210,563
Township of Toms River New Jersey, GO, BAN,
1.25%, 12/16/11	2,400	2,411,215
		544,477,357
Puerto Rico — 3.3%
Commonwealth of Puerto Rico, Austin Trust, Refunding RB,
VRDN Certificates, Bank of America, Series 2008-355
(Bank of America NA LOC, Bank of America NA SBPA),
0.43%, 4/07/11 (a)(b)(c)	16,075	16,075,000
Puerto Rico Electric Power Authority, Refunding RB,
FLOATS, VRDN, Series DCL-2008-013 (AGM Insurance,
Dexia Credit Local LOC, Dexia Credit Local Liquidity
Facility), 0.34%, 4/07/11 (a)(b)(c)	4,000	4,000,000
		20,075,000
Total Investments (Cost — $564,552,357*) — 92.9%		564,552,357
Other Assets Less Liabilities — 7.1%		43,416,470
Net Assets — 100.0%	$ 607,968,827

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 564,552,357	—	$ 564,552,357

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

20 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF New York Municipal Money Fund
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 99.9%
Albany Industrial Development Agency, RB, VRDN,
Albany Medical Center Hospital, Series C (Bank of
America NA LOC), 0.26%, 4/07/11 (a)	$ 1,780	$ 1,780,000
Beekmantown Central School District, GO, BAN,
1.25%, 7/07/11	5,100	5,108,845
Bronxville Union Free School District, GO, BAN,
1.25%, 9/23/11	3,645	3,658,112
Buffalo Municipal Water Finance Authority, Refunding RB,
VRDN (JPMorgan Chase Bank LOC), 0.22%, 4/07/11 (a)	10,000	10,000,000
Burnt Hills-Ballston Lake Central School District, GO,
Refunding, BAN, 1.50%, 6/29/11	4,200	4,208,821
City of Mount Vernon New York, GO, BAN, 1.25%, 7/15/11	7,300	7,310,939
City of New York New York, GO, Refunding, VRDN,
Sub-Series C-2 (Bayerische Landesbank LOC),
0.25%, 4/07/11 (a)	7,615	7,615,000
City of New York New York, GO, VRDN (a):
JPMorgan Chase PUTTERS/DRIVERS Trust, DRIVERS,
Series 3282, 0.25%, 4/07/11 (b)(c)	3,325	3,325,000
Series F-4 (Landesbank Hessen-Thuringen LOC),
0.24%, 4/07/11	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC),
0.25%, 4/07/11	11,675	11,675,000
Sub-Series H-1 (Bank of New York LOC),
0.18%, 4/01/11	2,645	2,645,000
Sub-Series I-4 (Bank of New York LOC),
0.22%, 4/07/11	6,800	6,800,000
Sub-Series L-3 (Bank of America NA SBPA),
0.23%, 4/01/11	1,330	1,330,000
Sub-Series L-6 (Wells Fargo Bank NA SBPA),
0.17%, 4/01/11	4,100	4,100,000
Copiague Union Free School District, GO, TAN,
1.50%, 6/30/11	7,640	7,658,172
County of Clinton New York, GO, Refunding, BAN,
1.25%, 7/15/11	4,925	4,932,380
East Rockaway Union Free School District, GO, Refunding,
TAN, 1.25%, 6/23/11	4,275	4,281,145
Greece Central School District, GO, BAN,
1.25%, 12/29/11	4,085	4,104,118
Irvington Union Free School District, GO, TAN,
1.25%, 6/17/11	4,975	4,982,392
Levittown Union Free School District New York, GO, BAN,
1.25%, 7/15/11	5,195	5,205,500
Merrick Union Free School District, GO, TAN,
1.25%, 6/24/11	3,335	3,341,206
Metropolitan Transportation Authority, TECP,
0.28%, 5/06/11	19,300	19,300,000
Monroe County Industrial Development Agency, IDRB,
VRDN, Klein Steel Service, AMT (M&T Bank LOC),
0.35%, 4/07/11 (a)(c)	7,140	7,140,000
Nassau County Industrial Development Agency, RB, VRDN,
Clinton Plaza Senior Housing Project, AMT (Fannie Mae),
0.38%, 4/07/11 (a)	13,250	13,250,000
New York City Housing Development Corp., MRB, VRDN,
Parkview II Apartments, Series A, AMT (Citibank NA LOC),
0.24%, 4/07/11 (a)	4,255	4,255,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie
Mac), 0.24%, 4/07/11	$ 10,900	$ 10,900,000
Brittany Development, Series A, AMT (Fannie Mae),
0.24%, 4/07/11	24,830	24,830,000
Elliott Chelsea Development, Series A (Citibank NA
LOC), 0.23%, 4/07/11	4,100	4,100,000
Lyric Development, Series A, AMT (Fannie Mae),
0.24%, 4/07/11	12,765	12,765,000
Series A, AMT (Fannie Mae), 0.24%, 4/07/11	35,400	35,400,000
Series H-2-B, AMT (Bank of America NA SBPA),
0.23%, 4/01/11	16,110	16,110,000
Series I-2, Mandatory Put Bonds, AMT,
0.53%, 5/13/11	7,300	7,300,000
Series M, Mandatory Put Bonds, 0.48%, 9/30/11	11,075	11,075,000
Sierra Development, Series A, AMT (Fannie Mae),
0.24%, 4/07/11	14,065	14,065,000
Susans Court, Series A, AMT (Citibank NA LOC),
0.24%, 4/07/11	19,000	19,000,000
W. 43rd Street Development, Series A, AMT
(Fannie Mae), 0.24%, 4/07/11	19,400	19,400,000
New York City Housing Development Corp., Refunding RB,
VRDN (a):
M/F, The Crest, Series A (Landesbank Hessen-
Thuringen LOC), 0.29%, 4/07/11	2,700	2,700,000
ROCS, Series II-R-11699, AMT (Citibank SBPA),
0.31%, 4/07/11 (b)(c)	6,445	6,445,000
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT
(Citibank NA LOC), 0.26%, 4/07/11	4,000	4,000,000
Heart Share Human Services, Series A (HSBC Bank
USA NA LOC), 0.22%, 4/07/11	3,810	3,810,000
New York City Industrial Development Agency, Refunding
RB, VRDN (a):
Brooklyn Heights (TD Bank NA LOC), 0.22%, 4/07/11	5,680	5,680,000
Touro College Project (JPMorgan Chase Bank LOC),
0.24%, 4/07/11	5,300	5,300,000
New York City Municipal Water Finance Authority, RB,
VRDN (a):
2nd General, Fiscal 2008, Series BB-1 (Fortis
Bank SA SBPA), 0.18%, 4/01/11	7,900	7,900,000
2nd General, Fiscal 2008, Series BB-5 (Bank of
America NA SBPA), 0.17%, 4/01/11	9,200	9,200,000
2nd General Resolution, Series BB-2 (Landesbank
Hessen-Thuringen SBPA), 0.26%, 4/01/11	5,600	5,600,000
2nd General Resolution, Series DD-2 (Bank of
New York SBPA), 0.17%, 4/01/11	17,450	17,450,000
Eagle Tax-Exempt Trust, Series 2009-0046, Class A
(Citibank SBPA), 0.25%, 4/07/11 (b)(c)	18,000	18,000,000
General Resolution, Sub-Series F-1 (Bank of
America NA SBPA), 0.23%, 4/01/11	5,125	5,125,000
PUTTERS, Series 2559 (JPMorgan Chase Bank SBPA),
0.25%, 4/07/11 (b)(c)	1,775	1,775,000
ROCS, Series II-R-9301 (Citibank SBPA),
0.25%, 4/07/11 (b)(c)	5,955	5,955,000
Second Generation, Series DD-3A (US Bank NA
SBPA), 0.20%, 4/01/11	10,100	10,100,000
New York City Municipal Water Finance Authority,
Refunding RB, VRDN (a):
2nd General Resolution, Series AA-1 (State Street
Bank & Trust Co. and California State Teachers’
Retirement System SBPA), 0.23%, 4/01/11	16,700	16,700,000
Eagle Tax-Exempt Trust, Series 2009-0047, Class A
(Citibank NA SBPA), 0.25%, 4/07/11 (b)(c)	11,000	11,000,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 21

BIF New York Municipal Money Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Transitional Finance Authority, RB, VRDN (a):
Future Tax Secured, Series A (JPMorgan Chase
Bank SBPA), 0.20%, 4/07/11	$ 8,900	$ 8,900,000
Future Tax Secured, Series C (Bayerische Landesbank
SBPA), 0.26%, 4/01/11	14,100	14,100,000
New York City Recovery, Series 3, Sub-Series 3G
(Bank of New York SBPA), 0.21%, 4/07/11	5,000	5,000,000
Sub-Series 2B (Dexia Credit Local SBPA),
0.28%, 4/07/11	17,720	17,720,000
Sub-Series 2C, 0.19%, 4/07/11	1,655	1,655,000
Sub-Series 2F (Bayerische Landesbank SBPA),
0.23%, 4/01/11	2,550	2,550,000
New York Convention Center Development Corp., Eclipse
Funding Trust, RB, VRDN, Series 2006-0004, Solar
Eclipse (US Bank NA LOC), 0.24%, 4/07/11 (a)(b)(c)	11,030	11,030,000
New York Liberty Development Corp., BB&T Municipal Trust,
RB, FLOATS, VRDN, Series 2025 (Branch Banking &
Trust LOC), 0.24%, 4/07/11 (a)(b)(c)	10	10,000
New York Mortgage Agency, MRB, VRDN, 37th Series, AMT
(Dexia Credit Local SBPA), 0.25%, 4/07/11 (a)	19,800	19,800,000
New York Mortgage Agency, RB, VRDN, AMT (a):
Homeowner Mortgage, Series 125 (Dexia Credit
Local SBPA), 0.39%, 4/07/11	25,000	25,000,000
Homeowner Mortgage, Series 129 (Dexia Credit
Local SBPA), 0.32%, 4/07/11	26,000	26,000,000
ROCS, Series II-R-11705 (Citibank SBPA),
0.31%, 4/07/11 (b)(c)	6,350	6,350,000
ROCS, Series II-R-11707 (Citibank SBPA),
0.31%, 4/07/11 (b)(c)	6,210	6,210,000
Series 147 (Dexia Credit Local SBPA),
0.27%, 4/07/11	25,000	25,000,000
New York Mortgage Agency, Refunding RB, ROCS, VRDN,
Series II-R-11701, AMT (Citibank NA SBPA),
0.31%, 4/07/11 (a)(b)(c)	6,335	6,335,000
New York State Dormitory Authority, RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0164, Class A
(Citibank NA SBPA), 0.25%, 4/07/11 (b)(c)	4,700	4,700,000
JPMorgan Chase PUTTERS/DRIVERS Trust, PUTTERS,
Series 3280 (JPMorgan Chase & Co. SBPA),
0.25%, 4/07/11 (b)(c)	3,325	3,325,000
Mental Health Services, Sub-Series D-2F (JPMorgan
Chase Bank SBPA), 0.26%, 4/07/11	20,180	20,180,000
PUTTERS, Series 1955 (JPMorgan Chase & Co. SBPA),
0.25%, 4/07/11 (b)(c)	5,325	5,325,000
New York State Dormitory Authority, Refunding RB,
VRDN (a):
City University, Consolidated 5th Series C (Bank of
America NA LOC), 0.24%, 4/07/11	4,000	4,000,000
Cornell University, Series B (JPMorgan Chase & Co.
SBPA), 0.23%, 4/07/11	19,100	19,100,000
New York State Environmental Facilities Corp., Refunding
RB, PUTTERS, VRDN, Series 2900 (JPMorgan
Chase & Co. SBPA),
0.25%, 4/07/11 (a)(b)(c)	3,500	3,500,000
New York State HFA, HRB, VRDN, AMT (a):
363 West 30th Street, Series A, (Freddie Mac),
0.25%, 4/07/11	12,150	12,150,000
Gethsemane Apartments, Series A (Fannie Mae),
0.27%, 4/07/11	12,000	12,000,000
Grace Towers, Series A, (Freddie Mac),
0.24%, 4/07/11	2,880	2,880,000
Kew Gardens Hills, Series A (Fannie Mae),
0.27%, 4/07/11	5,600	5,600,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State HFA, RB, VRDN, AMT (a):
80 DeKalb Avenue Apartments, Series A (Wachovia
Bank NA LOC), 0.24%, 4/07/11	$ 7,850	$ 7,850,000
240 E. 39th Street Housing, 0.24%, 4/07/11	29,100	29,100,000
360 West 43, Series A, 0.25%, (Fannie Mae) 4/07/11	1,565	1,565,000
1500 Lexington Avenue, Series A (Fannie Mae),
0.22%, 4/07/11	4,400	4,400,000
Avalon Bowery Place II, Series A (Bank of America NA
LOC), 0.27%, 4/07/11	25,000	25,000,000
West 33rd Street Housing, Series A (Fannie Mae),
0.24%, 4/07/11	3,400	3,400,000
Worth Street, Series A 12/18/03, (Fannie Mae),
0.25%, 4/07/11	4,500	4,500,000
Worth Street, Series A 12/18/03, (Fannie Mae),
0.25%, 4/07/11	9,100	9,100,000
New York State HFA, Refunding RB, VRDN (a):
505 West 37th Street, Series B (Landesbank Hessen-
Thuringen LOC), 0.25%, 4/07/11	3,300	3,300,000
VRDN, Series M-2 (Bank of America NA LOC),
0.23%, 4/07/11	4,200	4,200,000
New York State Power Authority, TECP, 0.36%, 5/18/11	12,500	12,500,000
North Colonie Central School District, GO, BAN,
1.25%, 5/27/11	3,620	3,624,217
Onondaga County Industrial Development Agency
New York, RB, VRDN, G.A. Braun Inc. Project, AMT
(Manufacturers & Traders LOC), 0.35%, 4/07/11 (a)	9,530	9,530,000
Oswego County Industrial Development Agency New York,
RB, VRDN, OH Properties Inc. Project, Series A
(Manufacturers & Traders LOC), 0.35%, 4/07/11 (a)	1,390	1,390,000
Port Authority of New York & New Jersey, Refunding RB,
VRDN (a)(b)(c):
FLOATS, Series 766 (AGM Insurance, Morgan Stanley
Bank SBPA), 0.26%, 4/07/11	1,750	1,750,000
FLOATS, Series 2977, AMT (Morgan Stanley Bank
SBPA), 0.25%, 4/07/11	14,000	14,000,000
PUTTERS, Series 2945, AMT (JPMorgan Chase & Co.
SBPA), 0.34%, 4/07/11	1,665	1,665,000
Poughkeepsie Industrial Development Agency, Refunding
RB, VRDN, Manor at Woodside Project, AMT (JPMorgan
Chase & Co. LOC), 0.31%, 4/07/11 (a)	5,570	5,570,000
Rensselaer County Industrial Development Agency
New York, RB, VRDN, The Sage Colleges Project, Series A
(Manufacturers & Traders LOC), 0.30%, 4/07/11 (a)	5,540	5,540,000
Rockland County Industrial Development Agency New York,
Refunding RB, VRDN, Dominican College Project,
Series A (TD Bank NA LOC), 0.23%, 4/07/11 (a)	8,950	8,950,000
Rondout Valley Central School District Accord, GO, BAN,
1.25%, 6/15/11	10,600	10,613,154
Sachem Central School District, GO, TAN, 1.50%, 6/23/11	6,700	6,717,090
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN,
Series 2901 (Morgan Stanley Bank Liquidity Facility),
0.27%, 4/07/11 (a)(b)(c)	10,800	10,800,000
Scotia-Glenville Central School District, GO, BAN,
1.25%, 8/12/11	6,875	6,890,043
Syracuse Industrial Development Agency, RB, VRDN,
Syracuse University Project, Series A-2 (JPMorgan
Chase Bank LOC), 0.21%, 4/01/11 (a)	1,400	1,400,000
Town of Orchard Park New York, GO, BAN,
1.25%, 10/26/11	4,200	4,216,736
Town of Tonawanda New York, GO, BAN, 1.50%, 9/08/11	3,190	3,203,002

See Notes to Financial Statements.

22 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF New York Municipal Money Fund
Schedule of Investments (concluded)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN,
General (a):
Sub-Series B-2 (Dexia Credit Local SBPA),
0.30%, 4/07/11	$ 35,610	$ 35,610,000
Sub-Series B-4 (Landesbank Baden-Wurttemberg
SBPA), 0.25%, 4/07/11	9,955	9,955,000
Trust for Cultural Resources, Refunding RB, VRDN,
American Museum of Natural History, Series A1
(Bank of America NA SBPA), 0.24%, 4/01/11 (a)	4,800	4,800,000
Westhampton Beach Union Free School District, GO, TAN,
1.25%, 6/30/11	7,535	7,550,386
Total Investments (Cost — $995,501,258*) — 99.9%		995,501,258
Other Assets Less Liabilities — 0.1%		1,470,888
Net Assets — 100.0%	$ 996,972,146

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 995,501,258	—	$ 995,501,258

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 23

BIF North Carolina Municipal Money Fund
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina — 90.7%
Alamance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Millender Project, AMT (Wells Fargo Bank NA LOC),
0.41%, 4/07/11 (a)	$ 1,000	$ 1,000,000
Charlotte-Mecklenburg Hospital Authority, RB, VRDN,
Carolinas HealthCare System, Series D (AGM Insurance,
Dexia Credit Local SBPA), 0.29%, 4/07/11 (a)	500	500,000
City of Raleigh North Carolina, COP, VRDN (a):
Downtown Improvement Project, Series A (Wells Fargo
Bank NA SBPA), 0.23%, 4/07/11	3,900	3,900,000
Downtown, Series B (RBC Bank USA SBPA),
0.28%, 4/07/11	1,500	1,500,000
City of Raleigh North Carolina, Refunding RB, VRDN,
7 Month Window, 0.35%, 10/27/11 (a)	2,415	2,415,000
County of Mecklenburg, GO, Refunding, VRDN, 7 Month
Window, Series D, 0.35%, 10/27/11 (a)	7,250	7,250,000
County of Pender North Carolina, GO, BAN, Water,
1.25%, 7/06/11	1,000	1,001,882
County of Sampson North Carolina, Eclipse Funding Trust,
COP, Series 2006-0160, Solar Eclipse (AGM Insurance,
US Bank NA LOC), 0.26%, 4/07/11 (a)(b)(c)	1,700	1,700,000
County of Wake North Carolina, GO, VRDN, Series A
(RBC Bank USA SBPA), 0.28%, 4/07/11 (a)	1,700	1,700,000
Gaston County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC),
0.46%, 4/07/11 (a)	885	885,000
Guilford County Industrial Facilities & Pollution Control
Financing Authority, IDRB, VRDN, National Sherman,
AMT (TD Bank NA LOC), 0.51%, 4/07/11 (a)	2,200	2,200,000
Lee County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, AMT (a):
Arden Corp. Project (Comerica Bank LOC),
0.40%, 4/07/11	2,550	2,550,000
Lee Central LLC Project (Wells Fargo Bank NA LOC),
0.41%, 4/07/11	2,360	2,360,000
North Carolina Agricultural Finance Authority, RB,
VRDN, Albemarle Cotton Growers, AMT (Wells Fargo
Bank NA LOC), 0.41%, 4/07/11 (a)	1,300	1,300,000
North Carolina Agricultural Finance Authority, Refunding
RB, VRDN, Harvey Fertilizer & Gas Project, AMT
(Wells Fargo Bank NA LOC), 0.46%, 4/07/11 (a)	1,310	1,310,000
North Carolina Educational Facilities Finance Agency,
RB, VRDN, Duke University Project, Series A,
0.17%, 4/07/11 (a)	1,300	1,300,000
North Carolina HFA, RB, VRDN, AMT (a)(b)(c):
MERLOTS, Series B12 (Wells Fargo Bank NA SBPA),
0.32%, 4/07/11	515	515,000
ROCS, Series II-R-175 (Citibank NA SBPA),
0.31%, 4/07/11	1,895	1,895,000
North Carolina Medical Care Commission, RB, VRDN,
Moses Cone Health System, Series B (Bank of
America NA SBPA), 0.25%, 4/07/11 (a)	1,500	1,500,000
North Carolina Medical Care Commission, Refunding RB,
VRDN (a):
Moses Cone Health System (Bank of America NA
SBPA), 0.22%, 4/01/11	100	100,000
Wake Forest University, Series D (Bank of
America NA LOC), 0.23%, 4/01/11	290	290,000

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
North Carolina State Education Assistance Authority,
Refunding RB, VRDN, Student Loan, Series A-2, AMT
(Royal Bank of Canada LOC), 0.28%, 4/07/11 (a)	$ 575	$575,000
North Carolina State University at Raleigh, Refunding RB,
VRDN, Series B (Bayerische Landesbank SBPA),
0.23%, 4/07/11 (a)	1,600	1,600,000
Piedmont Triad Airport Authority North Carolina, RB, VRDN,
Cessna Aircraft Co. Project, AMT (Bank of America NA
LOC), 0.75%, 4/07/11 (a)	300	300,000
State of North Carolina, GO, VRDN, Public Improvement,
Series G (Landesbank Hessen-Thuringen SBPA),
0.20%, 4/07/11 (a)	180	180,000
University of North Carolina at Chapel Hill, Refunding RB,
VRDN, Series B, 0.17%, 4/07/11 (a)	1,390	1,390,000
Vance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, HH Hunt
Manufacturing Facilities LLC Project, AMT (Wells Fargo
Bank NA LOC), 0.46%, 4/07/11 (a)	1,180	1,180,000
Wilson County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, Supreme/
Murphy Truck Project, AMT (Bank One Indiana NA LOC),
0.85%, 4/07/11 (a)(c)	900	900,000
Yancey County Industrial Facilities & Pollution Control
Financing Authority, RB, VRDN, Altec Industries Inc.
Project, AMT (Branch Banking & Trust LOC),
0.34%, 4/07/11 (a)	2,300	2,300,000
		45,596,882
Puerto Rico — 9.1%
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (AGM Insurance,
JPMorgan Chase Bank SBPA), 0.24%, 4/07/11 (a)	2,300	2,300,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3189
(Dexia Credit Local LOC, Dexia Credit Local SBPA),
0.42%, 4/07/11 (a)(b)(c)	2,300	2,300,000
		4,600,000
Total Investments (Cost — $50,196,882*) — 99.8%		50,196,882
Other Assets Less Liabilities — 0.2%		89,012
Net Assets — 100.0%	$ 50,285,894

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

24 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF North Carolina Municipal Money Fund
Schedule of Investments (concluded)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 50,196,882	—	$ 50,196,882

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 25

BIF Ohio Municipal Money Fund
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio — 88.2%
City of Beachwood Ohio, GO, BAN, Various Purpose
Improvement, 1.50%, 8/11/11	$ 2,100	$ 2,106,458
City of Cleveland Ohio, Refunding RB, VRDN, Series Q
(Bank of America NA LOC), 0.24%, 4/07/11 (a)	900	900,000
City of Columbus Ohio, RB, PUTTERS, VRDN, Series
2456 (JPMorgan Chase Bank Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	1,400	1,400,000
City of Delaware Ohio, GO, BAN, Various Purpose,
1.25%, 4/27/11	2,000	2,000,970
City of Hilliard Ohio, GO, BAN, Various Purpose,
1.55%, 5/10/11	5,300	5,305,481
City of Independence Ohio, Refunding RB, VRDN,
Rockside Spectrum Building (US Bank NA LOC),
0.27%, 4/07/11 (a)	1,475	1,475,000
City of Lebanon Ohio, GO, BAN, Water System
Improvement, 1.25%, 4/05/11	3,700	3,700,277
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial
Hospital Project (JPMorgan Chase Bank LOC),
0.28%, 4/07/11 (a)	1,900	1,900,000
City of Marysville Ohio, GO, Wastewater Treatment,
1.25%, 6/01/11	300	300,253
City of North Ridgeville Ohio, GO, BAN:
1.00%, 4/14/11	845	845,080
Capital Improvement & Equipment,
1.00%, 4/10/12 (d)	1,000	1,003,450
City of Salem Ohio, Refunding RB, VRDN, Improvement,
Salem Community Hospital Project (JPMorgan Chase
Bank LOC), 0.22%, 4/07/11 (a)	2,650	2,650,000
City of Sharonville Ohio, GO, BAN, 1.25%, 7/14/11	3,740	3,745,334
City of Willoughby Ohio, GO, BAN, Various Purpose
Improvement, 1.25%, 10/07/11	800	803,148
Columbus City School District, GO, BAN, School Facility
Construction, 2.00%, 12/01/11	3,670	3,707,493
County of Butler Ohio, GO, BAN, Various Purpose,
0.65%, 8/04/11	2,980	2,980,000
County of Butler Ohio, Refunding RB, VRDN, Lifesphere
Project (US Bank NA LOC), 0.25%, 4/07/11 (a)	6,000	6,000,000
County of Franklin Ohio, RB, VRDN, Senior, St. George
Commons Apartments, AMT (Fannie Mae),
0.28%, 4/07/11 (a)	2,285	2,285,000
County of Lake Ohio, GO, BAN, Various Purpose,
1.50%, 7/06/11	4,020	4,029,020
County of Miami Ohio, GO, BAN, Various Purpose,
1.88%, 6/01/11	700	701,157
County of Montgomery Ohio, RB, VRDN, Citywide
Development Corp. Project, AMT (JPMorgan Chase
Bank LOC), 0.75%, 4/07/11 (a)	600	600,000
County of Montgomery Ohio, Refunding RB, VRDN,
Catholic Health, Series B-2 (Bayerische Landesbank
SBPA), 0.26%, 4/07/11 (a)	1,500	1,500,000
County of Trumbull Ohio, Refunding RB, VRDN (a):
Ellwood Engineered, AMT (Wells Fargo Bank NA LOC),
0.39%, 4/07/11	3,400	3,400,000
Shepherd (M&T Bank LOC, Manufacturers & Traders
SBPA), 0.25%, 4/07/11	12,265	12,265,000
Lorain County Port Authority, RB, VRDN, St. Ignatius
High School Project (US Bank NA LOC),
0.24%, 4/07/11 (a)	1,425	1,425,000
Ohio Air Quality Development Authority, RB, VRDN,
Ohio Valley Electric Corp., Series C (Bank of Tokyo-
Mitsubishi UFJ LOC), 0.25%, 4/07/11 (a)	1,100	1,100,000

	Par
Municipal Bonds	(000)	Value
Ohio (concluded)
Ohio Air Quality Development Authority, Refunding RB,
VRDN, Dayton Power & Light, Series A, AMT (JPMorgan
Chase Bank LOC), 0.24%, 4/07/11 (a)	$ 600	$ 600,000
Ohio HFA, RB, VRDN (a):
ROCS, Series II-R-11575 (Ginnie Mae),
0.26%, 4/07/11 (b)(c)	3,260	3,260,000
Series H, AMT (Ginnie Mae Insurance, Federal Home
Loan Bank SBPA), 0.24%, 4/07/11	1,200	1,200,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Series A02,
AMT (Ginnie Mae Insurance, Bank of New York SBPA),
0.32%, 4/07/11 (a)(b)(c)	1,375	1,375,000
Ohio Higher Educational Facility Commission, RB, VRDN,
Eagle Tax-Exempt Trust, Series 2007-0041, Class A
(BHAC Insurance, Citibank NA Liquidity Facility),
0.28%, 4/07/11 (a)(b)(c)	7,000	7,000,000
Ohio Higher Educational Facility Commission, Refunding
RB, VRDN, Hospital, Cleveland Clinic, Series B-4,
0.19%, 4/01/11 (a)	2,000	2,000,000
Ohio State Water Development Authority, Refunding RB,
VRDN (a):
FirstEnergy Generation Corp., Series A (UBS AG LOC),
0.19%, 4/01/11	3,800	3,800,000
FirstEnergy Nuclear Generation Corp. Project, Series B
(Wells Fargo Bank NA LOC), 0.22%, 4/01/11	16,750	16,750,000
State of Ohio, GO, VRDN, Infrastructure Improvement,
Series B, 0.20%, 4/07/11 (a)	1,000	1,000,000
State of Ohio, RB, VRDN, Universal Forest Products Project,
AMT (JPMorgan Chase Bank LOC), 0.46%, 4/07/11 (a)	2,700	2,700,000
State of Ohio, Refunding RB, VRDN, Case Western Reserve
University, Series B-1 (Bank of America NA LOC),
0.22%, 4/01/11 (a)	1,800	1,800,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB,
FLOATS, VRDN, Series 56C, 0.25%, 4/07/11 (a)(b)(c)	2,100	2,100,000
		111,713,121
Puerto Rico — 12.3%
Commonwealth of Puerto Rico, Austin Trust, Refunding RB,
VRDN Certificates, Bank of America, Series 2008-355
(Bank of America NA LOC, Bank of America NA SBPA),
0.43%, 4/07/11 (a)(b)(c)	3,400	3,400,000
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, VRDN (a):
Series A-2 (AGM Insurance, JPMorgan Chase Bank
SBPA), 0.25%, 4/07/11	2,600	2,600,000
Series C5 (AGM Insurance, Dexia Credit Local SBPA),
0.24%, 4/07/11	8,815	8,815,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677
(Dexia Credit Local Guarantee Agreement and Liquidity
Facility), 0.42%, 4/07/11 (a)(b)(c)	715	715,000
		15,530,000
Total Investments (Cost — $127,243,121*) —100.5%		127,243,121
Liabilities in Excess of Other Assets — (0.5)%		(635,679)
Net Assets — 100.0%	$ 126,607,442

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

26 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF Ohio Municipal Money Fund
Schedule of Investments (concluded)

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
National Financial Services	$ 1,003,450	—

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 127,243,121	—	$ 127,243,121

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 27

BIF Pennsylvania Municipal Money Fund
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 99.4%
Allegheny County Airport Authority, Puttable Floating Option
Tax-Exempt Receipts, Refunding RB, FLOATS, VRDN,
Series 3965, AMT (Dexia Credit Local LOC, Dexia Credit
Local SBPA), 0.50%, 4/07/11 (a)(b)	$ 3,000	$ 3,000,000
Allegheny County Hospital Development Authority, RB,
VRDN, University of Pittsburgh Medical Center, Series B-2
(Deutsche Bank AG LOC), 0.21%, 4/07/11 (a)	4,400	4,400,000
Beaver County IDA, Refunding RB, VRDN, FirstEnergy
Nuclear, Series B (FirstEnergy Solutions Guaranty
Agreement, Citibank NA LOC), 0.22%, 4/07/11 (a)	2,800	2,800,000
Chester County IDA, RB, VRDN, AMT (Wells Fargo Bank NA
LOC) (a):
West Vincent Association, Series B, 0.46%, 4/07/11	1,940	1,940,000
Hankin Group, Series A, 0.46%, 4/07/11	1,780	1,780,000
City of Philadelphia Pennsylvania, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DB-495, AMT
(AGC Insurance, Deutsche Bank AG Guaranty Agreement),
0.27%, 4/07/11 (a)(b)(d)	250	250,000
City of Philadelphia Pennsylvania, RB:
Third Series (AGM), 5.13%, 8/01/11 (c)	1,600	1,625,670
VRDN, 5th Series A-2 (JPMorgan Chase Bank LOC,
Bank of Nova Scotia LOC), 0.23%, 4/07/11 (a)	400	400,000
Commonwealth of Pennsylvania, GO, ROCS, VRDN,
Series II-R-11056 (Citibank NA Liquidity Facility),
0.25%, 4/07/11 (a)(b)(d)	300	300,000
County of Lehigh Pennsylvania, Refunding RB, VRDN,
Lehigh Valley Health Network, Series C (Bank of
America NA LOC), 0.23%, 4/01/11 (a)	8,200	8,200,000
Delaware County IDA Pennsylvania, Refunding RB, VRDN,
Resource Recovery, Series C, 0.21%, 4/07/11 (a)	40	40,000
Delaware River Joint Toll Bridge Commission, RB, VRDN,
Series B-2 (Dexia Credit Local LOC), 0.29%, 4/07/11 (a)	770	770,000
Delaware River Port Authority, Refunding RB, VRDN, Series A
(JPMorgan Chase Bank LOC), 0.24%, 4/07/11 (a)	1,525	1,525,000
Emmaus General Authority, RB, VRDN (AGM Insurance,
Wells Fargo Bank NA SBPA), 0.29%, 4/07/11 (a)	4,800	4,800,000
Erie County Housing Authority, RB, VRDN, St. Mary’s Home
Erie Project, Series A (Bank of America NA LOC),
0.28%, 4/07/11 (a)	1,000	1,000,000
Haverford Township School District, GO, Refunding, VRDN
(TD Bank NA LOC), 0.25%, 4/07/11 (a)	700	700,000
Lancaster County Hospital Authority, RB, VRDN, Landis
Homes Retirement Community Project (Manufacturers &
Traders LOC), 0.31%, 4/07/11 (a)	2,790	2,790,000
Lancaster County Hospital Authority, Refunding RB, VRDN,
Masonic Homes Project, Series D (JPMorgan Chase
Bank LOC), 0.22%, 4/01/11 (a)	2,100	2,100,000
Montgomery County IDA Pennsylvania, RB, VRDN (a):
Edmund Optical Manufacturing LLC Project, AMT
(Wells Fargo Bank NA LOC), 0.46%, 4/07/11	1,415	1,415,000
Girl Scouts of Southeastern Pennsylvania
(TD Bank NA LOC), 0.21%, 4/07/11	305	305,000
Independent Support System Project (Wells Fargo
Bank NA LOC), 0.39%, 4/07/11	200	200,000
Valley Forge Baptist (Wells Fargo Bank NA LOC),
0.39%, 4/07/11	1,585	1,585,000
Montgomery County IDA Pennsylvania, VRDN, Big Little
Association Project, Series A (Wells Fargo Bank NA LOC),
0.46%, 4/07/11 (a)	850	850,000
Moon IDA, RB, VRDN, Providence Point Project (Bank of
Scotland LOC), 0.24%, 4/07/11 (a)	1,705	1,705,000

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Northampton County IDA, RB, VRDN, AMT (Wells Fargo
Bank NA LOC) (a):
D.G. Properties Inc. Project, 0.46%, 4/07/11	$ 2,395	$ 2,395,000
Nicos Polymers & Grinding, 0.46%, 4/07/11	1,380	1,380,000
Reale Associate Project, 0.41%, 4/07/11	540	540,000
Pennsylvania Economic Development Financing Authority,
RB, VRDN (a):
Evergreen Community Power Facility, AMT
(Manufacturers & Traders LOC), 0.41%, 4/07/11	14,400	14,400,000
Homewood Retirement, Series E (M&T Bank LOC),
0.31%, 4/07/11	1,285	1,285,000
Merck & Co., Inc., West Point Project, AMT,
0.30%, 4/07/11	17,400	17,400,000
Penn Waste Inc. Project, AMT (Manufacturers &
Traders LOC), 0.36%, 4/07/11	3,325	3,325,000
Westrum Harleysville II Project, AMT (Federal Home
Loan Bank LOC), 0.28%, 4/07/11	3,000	3,000,000
Pennsylvania Economic Development Financing Authority,
Refunding RB, VRDN, Sunoco Inc. Project, Series B
(JPMorgan Chase Bank LOC), 0.21%, 4/07/11 (a)	1,000	1,000,000
Pennsylvania HFA, JPMorgan Chase PUTTERS/DRIVERS
Trust, RB, VRDN, Series 3297, AMT (JPMorgan Chase
Bank Liquidity Facility), 0.36%, 4/07/11 (a)(b)	955	955,000
Pennsylvania HFA, RB, VRDN, AMT (a):
S/F Mortgage, Series 87C (Fannie Mae LOC,
Freddie Mac LOC), 0.25%, 4/07/11	1,200	1,200,000
Series 95-C (Dexia Credit Local SBPA),
0.25%, 4/07/11	1,200	1,200,000
Series 2006-94B (Dexia Credit Local SBPA),
0.37%, 4/07/11	1,200	1,200,000
Pennsylvania HFA, Refunding RB, VRDN (a):
Rental Housing, Series B (HUD Insurance, Bank of
America NA SBPA), 0.24%, 4/07/11	175	175,000
Series 99C, AMT (Dexia Credit Local SBPA),
0.37%, 4/07/11	1,200	1,200,000
Pennsylvania Higher Educational Facilities Authority, RB,
VRDN, Bryn Mawr College, Mandatory Put Bonds,
0.43%, 6/01/11 (a)	2,205	2,205,000
Pennsylvania Higher Educational Facilities Authority,
Refunding RB, VRDN, Gwynedd-Mercy College, Series P1
(Radian Insurance, TD Bank NA LOC, TD Bank NA SBPA),
0.21%, 4/07/11 (a)	5,850	5,850,000
Pennsylvania State University, Refunding RB,
5.25%, 8/15/11	400	407,380
Philadelphia Authority for Industrial Development, RB,
VRDN (a):
Chestnut Hill Academy (Wells Fargo Bank NA LOC),
0.34%, 4/07/11	3,400	3,400,000
Comhar Inc. Project (Wells Fargo Bank NA LOC),
0.34%, 4/07/11	3,405	3,405,000
Gift of Life Donor Program Project (TD Bank NA LOC),
0.21%, 4/07/11	440	440,000
Girard Estate Facilities Leasing (Morgan Guaranty
Trust LOC), 0.24%, 4/07/11	2,500	2,500,000
Henry H. Ottens Manufacturing Project, AMT
(Wells Fargo Bank NA LOC), 0.46%, 4/07/11	560	560,000
Interim House West Project (Wells Fargo Bank NA LOC),
0.39%, 4/07/11	950	950,000
Philadelphia Authority for Industrial Development, VRDN,
Lannett Co., Inc. Project (Wells Fargo Bank NA LOC),
0.46%, 4/07/11 (a)	430	430,000

See Notes to Financial Statements.

28 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF Pennsylvania Municipal Money Fund
Schedule of Investments (concluded)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Philadelphia Hospitals & Higher Education Facilities
Authority, Refunding RB (a):
Children’s Hospital of Philadelphia, Series A (Bank of
America NA SBPA), 0.21%, 4/01/11	$ 2,960	$ 2,960,000
Children’s Hospital of Philadelphia, Series A (Wachovia
Bank NA SBPA), 0.21%, 4/01/11	900	900,000
Children’s Hospital Project, Series A (JPMorgan Chase
Bank SBPA), 0.21%, 4/01/11	1,700	1,700,000
Children’s Hospital Project, Series B (JPMorgan Chase
Bank SBPA), 0.21%, 4/01/11	3,280	3,280,000
Pittsburgh Water & Sewer Authority, Refunding RB,
Sub-Series C-1A, Mandatory Put Bonds (AGM Insurance,
Federal Home Loan Bank LOC), 0.45%, 9/01/11 (a)	3,000	3,000,000
School District of Philadelphia, GO, Refunding, VRDN,
Series F (Barclays Bank Plc LOC), 0.20%, 4/07/11 (a)	6,500	6,500,000
University of Pittsburgh Pennsylvania, RB, 2.00%, 5/31/11	4,900	4,912,477
Venango IDA, TECP (Dexia Credit Local SBPA), 0.41%,
4/05/11	3,000	3,000,000
Wilkins Area IDA Pennsylvania, Refunding RB, VRDN,
Fairview Extended, Series B (Bank of America NA LOC),
0.34%, 4/07/11 (a)	3,950	3,950,000
York County IDA Pennsylvania, RB, VRDN, 495 Leasing
Project, AMT (Wells Fargo Bank NA LOC),
0.46%, 4/07/11 (a)	1,330	1,330,000
York General Authority Pennsylvania, RB, VRDN, Strand
Capitol Arts Center Project (Wells Fargo Bank NA LOC),
0.31%, 4/07/11 (a)	1,170	1,170,000
Total Investments (Cost — $147,985,527*) — 99.4%		147,985,527
Other Assets Less Liabilities — 0.6%		859,618
Net Assets — 100.0%	$ 148,845,145

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 147,985,527	—	$ 147,985,527

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 29

Statements of Assets and Liabilities
	BIF	BIF	BIF
	Arizona	California	Connecticut
	Municipal	Municipal	Municipal
March 31, 2011	Money Fund	Money Fund	Money Fund
Assets
Investments at value — unaffiliated[1]	$ 31,400,000	$1,244,315,501	$ 231,735,653
Cash	1,211,146	7,406	70,519
Interest receivable	15,300	2,058,663	476,767
Capital shares sold receivable	—	—	203,542
Investments sold receivable	—	—	—
Prepaid expenses	4,005	70,456	15,029
Total assets	32,630,451	1,246,452,026	232,501,510
Liabilities
Bank overdraft	—	—	—
Investment advisory fees payable	4,475	238,824	52,126
Other affiliates payable	153	5,670	1,233
Officer's and Trustees' fees payable	61	706	194
Capital shares redeemed payable	—	190	—
Investments purchased payable	—	16,757,932	—
Other accrued expenses payable	20,390	107,558	26,888
Total liabilities	25,079	17,110,880	80,441
Net Assets	$ 32,605,372	$1,229,341,146	$ 232,421,069
Net Assets Consist of
Paid-in capital[2]	$ 32,616,099	$1,229,337,656	$ 232,421,069
Accumulated net realized gain (loss)	(10,727)	3,490	—
Net Assets, $1.00 net asset value per share	$ 32,605,372	$1,229,341,146	$ 232,421,069
[1] Investments at cost — unaffiliated	$ 31,400,000	$1,244,315,501	$ 231,735,653
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	32,671,215	1,228,739,967	232,301,239

See Notes to Financial Statements.

30 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF	BIF	BIF	BIF	BIF	BIF	BIF	BIF
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania
Municipal	Municipal	Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
Money Fund	Money Fund	Money Fund	Money Fund	Money Fund	Money Fund	Money Fund	Money Fund
$ 68,805,000	$ 158,005,206	$ 82,495,980	$ 564,552,357	$ 995,501,258	$ 50,196,882	$ 127,243,121	$ 147,985,527
24,488	218,835	134,704	37,005,703	85,703	70,968	—	22,714
22,734	79,634	150,182	1,134,104	1,297,917	25,003	322,970	101,855
—	—	118,706	494,303	371,115	—	—	798,874
2,000,492	4,603,229	3,000,066	5,000,132	—	—	500,061	—
10,277	10,126	15,046	20,239	46,524	11,018	16,433	7,674
70,862,991	162,917,030	85,914,684	608,206,838	997,302,517	50,303,871	128,082,585	148,916,644
—	—	—	—	—	—	418,958	—
14,458	38,927	23,357	170,191	225,039	4,507	25,115	33,964
369	834	387	2,970	5,145	243	822	681
83	145	86	411	1,235	69	145	124
1	—	—	4	—	—	10	—
—	—	—	—	—	—	1,003,450	—
17,040	23,639	20,313	64,435	98,952	13,158	26,643	36,730
31,951	63,545	44,143	238,011	330,371	17,977	1,475,143	71,499
$ 70,831,040	$ 162,853,485	$ 85,870,541	$ 607,968,827	$ 996,972,146	$ 50,285,894	$ 126,607,442	$ 148,845,145
$ 70,829,700	$ 162,853,485	$ 85,905,238	$ 607,964,475	$ 996,970,545	$ 50,298,053	$ 126,607,442	$ 148,885,025
1,340	—	(34,697)	4,352	1,601	(12,159)	—	(39,880)
$ 70,831,040	$ 162,853,485	$ 85,870,541	$ 607,968,827	$ 996,972,146	$ 50,285,894	$ 126,607,442	$ 148,845,145
$ 68,805,000	$ 158,005,206	$ 82,495,980	$ 564,552,357	$ 995,501,258	$ 50,196,882	$ 127,243,121	$ 147,985,527
70,817,023	162,785,724	85,972,230	607,806,797	996,941,083	50,313,418	126,354,575	148,947,823

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 31

Statements of Operations
	BIF	BIF	BIF
	Arizona	California	Connecticut
	Municipal	Municipal	Municipal
Year Ended March 31, 2011	Money Fund	Money Fund	Money Fund
Investment Income
Income	$ 177,404	$ 4,823,761	$ 946,725
Expenses
Investment advisory	217,044	5,792,478	1,472,024
Distribution	51,146	1,552,469	367,005
Professional	37,358	45,994	41,943
Registration	22,672	64,187	24,722
Transfer agent	10,351	237,244	37,752
Accounting services	9,856	115,199	29,364
Custodian	5,175	40,455	10,387
Printing	4,169	36,670	10,050
Officer and Trustees	3,969	33,219	10,083
Miscellaneous	17,365	63,454	26,113
Total expenses	379,105	7,981,369	2,029,443
Less fees waived by advisor	(150,555)	(2,127,751)	(715,713)
Less distribution fees waived	(51,146)	(1,552,469)	(367,005)
Total expenses after fees waived	177,404	4,301,149	946,725
Net investment income	—	522,612	—
Realized Gain
Net realized gain from investments	—	9,559	7,244
Net Increase in Net Assets Resulting from Operations	—	$ 532,171	$ 7,244

See Notes to Financial Statements.

32 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF	BIF	BIF	BIF	BIF	BIF	BIF	BIF
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania
Municipal	Municipal	Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
Money Fund	Money Fund	Money Fund	Money Fund	Money Fund	Money Fund	Money Fund	Money Fund
$ 317,312	$ 669,709	$ 503,150	$ 2,961,795	$ 4,284,018	$ 260,438	$ 914,655	$ 682,341
485,408	966,054	614,226	3,461,877	5,583,050	320,845	1,100,431	993,762
116,018	240,325	138,953	873,317	1,534,639	79,558	268,666	223,686
35,542	38,895	34,959	37,997	56,994	55,217	36,994	40,474
27,331	27,308	24,844	28,130	42,166	17,221	22,155	23,953
19,010	46,168	21,969	108,909	236,394	20,560	41,260	55,337
16,196	21,689	17,749	70,513	110,591	11,427	24,354	25,320
5,579	8,122	8,442	25,011	34,862	4,508	10,501	8,475
4,620	8,249	4,901	22,959	39,419	2,612	8,590	7,919
5,238	7,639	5,716	21,861	33,583	4,458	8,592	7,789
21,491	24,175	22,446	43,345	63,508	17,660	29,749	33,252
736,433	1,388,624	894,205	4,693,919	7,735,206	534,066	1,551,292	1,419,967
(303,103)	(478,590)	(252,102)	(1,148,461)	(1,916,549)	(194,070)	(455,685)	(513,940)
(116,018)	(240,325)	(138,953)	(873,317)	(1,534,639)	(79,558)	(268,666)	(223,686)
317,312	669,709	503,150	2,672,141	4,284,018	260,438	826,941	682,341
—	—	—	289,654	—	—	87,714	—
7,623	—	—	12,240	97,979	1,370	—	—
$ 7,623	—	—	$ 301,894	$ 97,979	$ 1,370	$ 87,714	—

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 33

Statements of Changes in Net Assets
	BIF Arizona		BIF California
	Municipal Money Fund		Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net investment income	—	$ 12,899	$ 522,612	$ 1,270,193
Net realized gain	—	2,528	9,559	6,092
Net increase in net assets resulting from operations	—	15,427	532,171	1,276,285
Dividends and Distributions to Shareholders From
Net investment income	—	(12,899)	(522,612)	(1,270,193)
Net realized gain	—	—	—	(2,688)
Decrease in net assets resulting from dividends and distributions to shareholders	—	(12,899)	(522,612)	(1,272,881)
Capital Share Transactions
Net proceeds from sale of shares	$ 288,651,356	469,157,445	6,971,616,927	11,018,503,506
Reinvestment of dividends and distributions	—	12,899	522,609	1,272,881
Cost of shares redeemed	(315,868,369)	(573,022,296)	(7,228,344,868)	(12,436,805,276)
Net decrease in net assets derived from capital share transactions	(27,217,013)	(103,851,952)	(256,205,332)	(1,417,028,889)
Net Assets
Total decrease in net assets	(27,217,013)	(103,849,424)	(256,195,773)	(1,417,025,485)
Beginning of year	59,822,385	163,671,809	1,485,536,919	2,902,562,404
End of year	$ 32,605,372	$ 59,822,385	$1,229,341,146	$1,485,536,919

See Notes to Financial Statements.

34 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF Connecticut		BIF Florida		BIF Massachusetts		BIF Michigan
Municipal Money Fund		Municipal Money Fund		Municipal Money Fund		Municipal Money Fund
Year Ended March 31,		Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
2011	2010	2011	2010	2011	2010	2011	2010
—	$ 164,742	—	$ 42,133	—	$ 152,450	—	$ 77,038
$ 7,244	—	$ 7,623	4,833	—	54,213	—	8,851
7,244	164,742	7,623	46,966	—	206,663	—	85,889
—	(164,742)	—	(42,133)	—	(152,450)	—	(77,038)
(750)	(76)	(316)	—	—	(10,944)	—	—
(750)	(164,818)	(316)	(42,133)	—	(163,394)	—	(77,038)
1,079,371,537	1,689,455,790	626,092,999	1,186,158,315	$ 980,478,730	1,479,972,494	$ 589,686,375	1,062,469,596
750	164,622	316	42,072	—	163,394	—	77,038
(1,215,788,110)	(1,926,988,962)	(686,076,044)	(1,345,462,334)	(1,041,764,840)	(1,684,216,158)	(678,837,392)	(1,165,758,648)
(136,415,823)	(237,368,550)	(59,982,729)	(159,261,947)	(61,286,110)	(204,080,270)	(89,151,017)	(103,212,014)
(136,409,329)	(237,368,626)	(59,975,422)	(159,257,114)	(61,286,110)	(204,037,001)	(89,151,017)	(103,203,163)
368,830,398	606,199,024	130,806,462	290,063,576	224,139,595	428,176,596	175,021,558	278,224,721
$ 232,421,069	$ 368,830,398	$ 70,831,040	$ 130,806,462	$ 162,853,485	$ 224,139,595	$ 85,870,541	$ 175,021,558

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 35

Statements of Changes in Net Assets (concluded)
	BIF New Jersey
	Municipal Money Fund
	Year Ended March 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$ 289,654	$ 1,015,290
Net realized gain	12,240	51,391
Net increase in net assets resulting from operations	301,894	1,066,681
Dividends and Distributions to Shareholders From
Net investment income	(289,654)	(1,015,290)
Net realized gain	(295)	(5,624)
Decrease in net assets resulting from dividends and distributions to shareholders	(289,949)	(1,020,914)
Capital Share Transactions
Net proceeds from sale of shares	2,390,088,051	4,412,144,812
Reinvestment of dividends and distributions	289,930	1,020,448
Cost of shares redeemed	(2,771,159,448)	(4,939,231,854)
Net decrease in net assets derived from capital share transactions	(380,781,467)	(526,066,594)
Net Assets
Total decrease in net assets	(380,769,522)	(526,020,827)
Beginning of year	988,738,349	1,514,759,176
End of year	$ 607,968,827	$ 988,738,349

See Notes to Financial Statements.

36 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BIF New York		BIF North Carolina		BIF Ohio		BIF Pennsylvania
Municipal Money Fund		Municipal Money Fund		Municipal Money Fund		Municipal Money Fund
Year Ended March 31,		Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
2011	2010	2011	2010	2011	2010	2011	2010
—	$ 1,147,916	—	$ 64,195	$ 87,714	$ 429,666	—	$ 145,095
$ 97,979	50,770	$ 1,370	—	—	43,544	—	2,774
97,979	1,198,686	1,370	64,195	87,714	473,210	—	147,869
—	(1,147,916)	—	(64,195)	(87,714)	(429,666)	—	(145,095)
(30,960)	(18,394)	—	—	(450)	(11,680)	—	—
(30,960)	(1,166,310)	—	(64,195)	(88,164)	(441,346)	—	(145,095)
4,546,184,112	7,791,753,373	370,952,846	690,953,847	943,871,055	1,149,449,856	$1,096,068,321	2,083,372,766
30,960	1,166,310	—	64,188	88,164	441,346	—	144,825
(5,186,472,270)	(9,162,582,558)	(404,492,664)	(797,511,685)	(1,131,244,402)	(1,299,632,443)	(1,281,582,929)	(2,339,398,665)
(640,257,198)	(1,369,662,875)	(33,539,818)	(106,493,650)	(187,285,183)	(149,741,241)	(185,514,608)	(255,881,074)
(640,190,179)	(1,369,630,499)	(33,538,448)	(106,493,650)	(187,285,633)	(149,709,377)	(185,514,608)	(255,878,300)
1,637,162,325	3,006,792,824	83,824,342	190,317,992	313,893,075	463,602,452	334,359,753	590,238,053
$ 996,972,146	$1,637,162,325	$ 50,285,894	$ 83,824,342	$ 126,607,442	$ 313,893,075	$ 148,845,145	$ 334,359,753

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 37

Financial Highlights			BIF Arizona Municipal Money Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0001	0.0111	0.0278	0.0288
Net realized gain (loss)	—	0.0000	—	0.0000	(0.0000)
Net increase from investment operations	—	0.0001	0.0111	0.0278	0.0288
Dividends from net investment income	—	(0.0001)	(0.0111)	(0.0278)	(0.0288)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%	0.01%	1.11%	2.82%	2.91%
Ratios to Average Net Assets
Total expenses	0.87%	0.82%	0.74%	0.72%	0.73%
Total expenses after fees waived and paid indirectly	0.41%	0.50%	0.73%	0.72%	0.73%
Net investment income	0.00%	0.01%	1.12%	2.75%	2.89%
Supplemental Data
Net assets, end of year (000)	$ 32,605	$ 59,822	$ 163,672	$ 204,515	$ 183,442

			BIF California Municipal Money Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0005	0.0112	0.0286	0.0295
Net realized gain	—	0.0000	0.0000	0.0003	0.0002
Net increase from investment operations	0.0004	0.0005	0.0112	0.0289	0.0297
Dividends and distributions from:
Net investment income	(0.0004)	(0.0005)	(0.0112)	(0.0286)	(0.0295)
Net realized gain	—	(0.0000)	—	(0.0001)	(0.0000)
Total dividends and distributions	(0.0004)	(0.0005)	(0.0112)	(0.0287)	(0.0295)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.04%	0.05%	1.12%	2.90%	2.99%
Ratios to Average Net Assets
Total expenses	0.61%	0.61%	0.57%	0.55%	0.57%
Total expenses after fees waived	0.33%	0.46%	0.57%	0.55%	0.57%
Net investment income	0.04%	0.06%	1.16%	2.82%	2.96%
Supplemental Data
Net assets, end of year (000)	$ 1,229,341	$ 1,485,537	$ 2,902,562	$ 3,931,450	$ 3,374,219

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

38 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

Financial Highlights (continued)			BIF Connecticut Municipal Money Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0003	0.0107	0.0272	0.0284
Net realized gain (loss)	—	—	0.0001	0.0003	(0.0000)
Net increase from investment operations	—	0.0003	0.0108	0.0275	0.0284
Dividends and distributions from:
Net investment income	—	(0.0003)	(0.0107)	(0.0272)	(0.0284)
Net realized gain	—	(0.0000)	—	(0.0000)	—
Total dividends and distributions	—	(0.0003)	(0.0107)	(0.0272)	(0.0284)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%	0.03%	1.08%	2.75%	2.87%
Ratios to Average Net Assets
Total expenses	0.69%	0.71%	0.68%	0.67%	0.68%
Total expenses after fees waived and paid indirectly	0.32%	0.44%	0.68%	0.67%	0.68%
Net investment income	0.00%	0.03%	1.06%	2.68%	2.85%
Supplemental Data
Net assets, end of year (000)	$ 232,421	$ 368,830	$ 606,199	$ 676,347	$ 544,050

			BIF Florida Municipal Money Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0002	0.0107	0.0277	0.0288
Net realized gain (loss)	—	—	0.0000	(0.0000)	(0.0000)
Net increase from investment operations	—	0.0002	0.0107	0.0277	0.0288
Dividends and distributions from:
Net investment income	—	(0.0002)	(0.0107)	(0.0277)	(0.0288)
Net realized gain	—	—	—	—	(0.0000)
Total dividends and distributions	—	(0.0002)	(0.0107)	(0.0277)	(0.0288)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%	0.02%	1.08%	2.80%	2.90%
Ratios to Average Net Assets
Total expenses	0.76%	0.77%	0.69%	0.69%	0.71%
Total expenses after fees waived and paid indirectly	0.33%	0.50%	0.68%	0.69%	0.70%
Net investment income	0.00%	0.02%	1.09%	2.74%	2.88%
Supplemental Data
Net assets, end of year (000)	$ 70,831	$ 130,806	$ 290,064	$ 372,844	$ 308,089
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 39

Financial Highlights (continued)			BIF Massachusetts Municipal Money Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0004	0.0103	0.0272	0.0286
Net realized gain	—	0.0002	0.0001	0.0001	0.0001
Net increase from investment operations	—	0.0006	0.0104	0.0273	0.0287
Dividends and distributions from:
Net investment income	—	(0.0004)	(0.0103)	(0.0272)	(0.0286)
Net realized gain	—	(0.0000)	—	(0.0001)	—
Total dividends and distributions	—	(0.0004)	(0.0103)	(0.0273)	(0.0286)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%	0.05%	1.03%	2.76%	2.89%
Ratios to Average Net Assets
Total expenses	0.72%	0.74%	0.72%	0.70%	0.69%
Total expenses after fees waived and paid indirectly	0.35%	0.50%	0.72%	0.70%	0.69%
Net investment income	0.00%	0.05%	1.03%	2.68%	2.87%
Supplemental Data
Net assets, end of year (000)	$ 162,853	$ 224,140	$ 428,177	$ 466,810	$ 403,891

			BIF Michigan Municipal Money Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0003	0.0115	0.0281	0.0293
Net realized gain	—	0.0000	0.0001	0.0001	0.0000
Net increase from investment operations	—	0.0003	0.0116	0.0282	0.0293
Dividends from net investment income	—	(0.0003)	(0.0115)	(0.0281)	(0.0293)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%	0.03%	1.16%	2.84%	2.95%
Ratios to Average Net Assets
Total expenses	0.73%	0.73%	0.72%	0.71%	0.71%
Total expenses after fees waived and paid indirectly	0.41%	0.47%	0.72%	0.71%	0.71%
Net investment income	0.00%	0.03%	1.15%	2.78%	2.93%
Supplemental Data
Net assets, end of year (000)	$ 85,871	$ 175,022	$ 278,225	$ 321,212	$ 262,426

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

40 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

Financial Highlights (continued)			BIF New Jersey Municipal Money Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0008	0.0128	0.0278	0.0290
Net realized gain	—	0.0000	0.0000	0.0002	0.0001
Net increase from investment operations	0.0004	0.0008	0.0128	0.0280	0.0291
Dividends and distributions from:
Net investment income	(0.0004)	(0.0008)	(0.0128)	(0.0278)	(0.0290)
Net realized gain	—	(0.0000)	(0.0000)	—	—
Total dividends and distributions	(0.0004)	(0.0008)	(0.0128)	(0.0278)	(0.0290)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.04%	0.08%	1.29%	2.81%	2.93%
Ratios to Average Net Assets
Total expenses	0.65%	0.64%	0.61%	0.60%	0.62%
Total expenses after fees waived	0.37%	0.52%	0.61%	0.60%	0.62%
Net investment income	0.04%	0.08%	1.26%	2.71%	2.92%
Supplemental Data
Net assets, end of year (000)	$ 607,969	$ 988,738	$ 1,514,759	$ 1,771,689	$ 1,342,082

			BIF New York Municipal Money Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0004	0.0114	0.0284	0.0298
Net realized gain	—	0.0000	0.0001	0.0001	0.0002
Net increase from investment operations	—	0.0004	0.0115	0.0285	0.0300
Dividends and distributions from:
Net investment income	—	(0.0004)	(0.0114)	(0.0284)	(0.0298)
Net realized gain	—	(0.0000)	—	(0.0001)	(0.0000)
Total dividends and distributions	—	(0.0004)	(0.0114)	(0.0285)	(0.0298)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%	0.04%	1.15%	2.87%	3.01%
Ratios to Average Net Assets
Total expenses	0.62%	0.60%	0.58%	0.56%	0.57%
Total expenses after fees waived	0.34%	0.41%	0.58%	0.56%	0.57%
Net investment income	0.00%	0.05%	1.13%	2.77%	2.99%
Supplemental Data
Net assets, end of year (000)	$ 996,972	$ 1,637,162	$ 3,006,793	$ 3,644,843	$ 2,835,705

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 41

Financial Highlights (continued)			BIF North Carolina Municipal Money Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0004	0.0114	0.0276	0.0288
Net realized gain (loss)	—	—	(0.0001)	(0.0000)	0.0000
Net increase from investment operations	—	0.0004	0.0113	0.0276	0.0288
Dividends from net investment income	—	(0.0004)	(0.0114)	(0.0276)	(0.0288)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%	0.04%	1.15%	2.79%	2.90%
Ratios to Average Net Assets
Total expenses	0.83%	0.78%	0.74%	0.72%	0.73%
Total expenses after fees waived and paid indirectly	0.41%	0.54%	0.74%	0.72%	0.73%
Net investment income	0.00%	0.05%	1.13%	2.70%	2.88%
Supplemental Data
Net assets, end of year (000)	$ 50,286	$ 83,824	$ 190,318	$ 276,677	$ 199,378

Financial Highlights			BIF Ohio Municipal Money Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0010	0.0136	0.0279	0.0287
Net realized gain	—	0.0001	0.0004	0.0001	0.0000
Net increase from investment operations	0.0004	0.0011	0.0140	0.0280	0.0287
Dividends and distributions from:
Net investment income	(0.0004)	(0.0010)	(0.0136)	(0.0279)	(0.0287)
Net realized gain	—	(0.0000)	—	(0.0000)	(0.0000)
Total dividends and distributions	(0.0004)	(0.0010)	(0.0136)	(0.0279)	(0.0287)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.04%	0.11%	1.37%	2.83%	2.90%
Ratios to Average Net Assets
Total expenses	0.70%	0.72%	0.71%	0.69%	0.70%
Total expenses after fees waived and paid indirectly	0.38%	0.62%	0.71%	0.69%	0.70%
Net investment income	0.04%	0.11%	1.32%	2.73%	2.88%
Supplemental Data
Net assets, end of year (000)	$ 126,607	$ 313,893	$ 436,602	$ 480,922	$ 378,461

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

42 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

Financial Highlights (concluded)			BIF Pennsylvania Municipal Money Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0003	0.0111	0.0277	0.0292
Net realized gain (loss)	—	0.0000	0.0001	0.0000	(0.0000)
Net increase from investment operations	—	0.0003	0.0112	0.0277	0.0292
Dividends from net investment income	—	(0.0003)	(0.0111)	(0.0277)	(0.0292)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%	0.03%	1.12%	2.80%	2.95%
Ratios to Average Net Assets
Total expenses	0.71%	0.72%	0.68%	0.67%	0.69%
Total expenses after fees waived and paid indirectly	0.34%	0.45%	0.68%	0.67%	0.69%
Net investment income	0.00%	0.03%	1.12%	2.72%	2.93%
Supplemental Data
Net assets, end of year (000)	$ 148,845	$ 334,360	$ 590,238	$ 667,352	$ 515,749

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 43

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BIF Arizona Municipal Money Fund (formerly CMA Arizona Municipal Money
Fund) (“BIF Arizona”), BIF California Municipal Money Fund (formerly CMA
California Municipal Money Fund) (“BIF California”), BIF Connecticut
Municipal Money Fund (formerly CMA Connecticut Municipal Money Fund)
(“BIF Connecticut”), BIF Florida Municipal Money Fund (formerly CMA
Florida Municipal Money Fund) (“BIF Florida”), BIF Massachusetts
Municipal Money Fund (formerly CMA Massachusetts Municipal Money
Fund) (“BIF Massachusetts”), BIF Michigan Municipal Money Fund (for-
merly CMA Michigan Municipal Money Fund) (“BIF Michigan”), BIF New
Jersey Municipal Money Fund (formerly CMA New Jersey Municipal Money
Fund) (“BIF New Jersey”), BIF New York Municipal Money Fund (formerly
CMA New York Municipal Money Fund) (“BIF New York”), BIF North Carolina
Municipal Money Fund (formerly CMA North Carolina Municipal Money
Fund) (“BIF North Carolina”), BIF Ohio Municipal Money Fund (formerly
CMA Ohio Municipal Money Fund) (“BIF Ohio”) and BIF Pennsylvania
Municipal Money Fund (formerly CMA Pennsylvania Municipal Money Fund)
(“BIF Pennsylvania”) (collectively, the “Funds”) are part of BIF Multi-State
Municipal Series Trust (formerly CMA Multi-State Municipal Series Trust)
(the “Trust”). The Trust is organized as a Massachusetts business trust.
The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclo-
sures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' invest-
ments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, investments are valued at cost when purchased and there-
after, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds' US federal tax returns remains open for each of the four years ended March 31, 2011. The statutes of limitations on each
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The
Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applica-
ble are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but
BAC and Barclays are not.

The Trust, on behalf of the Funds, entered into an Investment Advisory
Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds'
investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on the average daily value of each Fund’s net assets at the following annual rates:

Not exceeding $500 million	0.500%
In excess of $500 million, but not exceeding $1 billion	0.425%
In excess of $1 billion	0.375%

The Manager entered into a sub-advisory agreement with BlackRock
Investment Management, LLC (“BIM”), an affiliate of the Manager. The
Manager pays BIM for services it provides, a monthly fee that is a percent-
age of the investment advisory fees paid by each Fund to the Manager.

44 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

Notes to Financial Statements (continued)

For the year ended March 31, 2011, each Fund reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

BIF Arizona	$ 712
BIF California	$23,213
BIF Connecticut	$ 5,129
BIF Florida	$ 1,670
BIF Massachusetts	$ 3,562
BIF Michigan	$ 1,964
BIF New Jersey	$12,871
BIF New York	$21,646
BIF North Carolina	$ 1,031
BIF Ohio	$ 4,036
BIF Pennsylvania	$ 3,187

The Trust, on behalf of the Funds, entered into a Distribution Agreement and
Distribution and Shareholder Servicing Plan (the “Distribution Plan”) with
BlackRock Investments, LLC (”BRIL“), an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Trust on behalf of the
Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL a distribution fee. The fee is accrued daily and paid monthly at an annual rate of 0.125% of the average daily value of each Fund’s net assets.

The Manager and BRIL voluntarily agreed to waive management and distribution fees and reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor and distribution fees waived. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Trust are officers and /or directors of BlackRock or its affiliates. The Funds reimburse the Manager for com-
pensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax report-
ing. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2011 attributa-
ble to the use of equalization were reclassified to the following accounts:

	BIF	BIF	BIF	BIF	BIF	BIF
	California	Connecticut	Florida	New Jersey	New York	Ohio
Paid-in capital	$ 6,069	$ 6,494	$ 6,270	$ 11,423	$ 67,865	$ 11,389
Accumulated net
realized gain (loss)	$(6,069)	$(6,494)	$(6,270)	$(11,423)	$(67,865)	$(11,389)

The tax character of distributions paid during the fiscal years ended March 31, 2011 and March 31, 2010 was as follows:

	BIF	BIF	BIF	BIF	BIF	BIF	BIF	BIF	BIF	BIF	BIF
	Arizona	California	Connecticut	Florida	Massachusetts Michigan		New Jersey	New York	North Carolina	Ohio	Pennsylvania
Tax-exempt income
3/31/2011	—	$ 522,366	—	—	—	—	$ 289,619	—	—	$ 87,714	—
3/31/2010	$ 12,899	$1,270,139	$ 164,725	$ 42,129	$ 152,443	$ 77,038	$1,015,284	$1,148,058	$ 64,195	$ 429,878	$ 145,095
Ordinary income*
3/31/2011	—	$ 310	$ 7,244	—	—	—	$ 3,865	$ 52,787	—	$ 5,246	—
3/31/2010	—	$ 24,873	$ 360	$ 3,384	$ 54,220	—	$ 47,567	$ 50,969	—	$ 8,737	—
Long-term capital gains*
3/31/2011	—	$ 6,005	—	$ 6,586	—	—	$ 7,888	$ 46,038	—	$ 6,593	—
3/31/2010	—	$ 6,092	$ 687	$ 1,150	$ 126	—	$ 7,429	$ 12,974	—	$ 28,550	—
Total distributions
3/31/2011	—	$ 528,681	$ 7,244	$ 6,586	—	—	$ 301,372	$ 98,825	—	$ 99,553	—
3/31/2010	$ 12,899	$1,301,104	$ 165,772	$ 46,663	$ 206,789	$ 77,038	$1,070,280	$1,212,001	$ 64,195	$ 467,165	$ 145,095

* Distribution amounts may include a portion of the proceeds from redeemed shares.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 45

Notes to Financial Statements (concluded)

As of March 31, 2011, the tax components of accumulated net earnings (losses) were as follows:

	BIF	BIF	BIF	BIF	BIF	BIF	BIF	BIF
	Arizona	California	Florida	Michigan	New Jersey	New York	North Carolina	Pennsylvania
Undistributed
ordinary income	—	$ 37	—	—	—	—	—	—
Undistributed long-term
net capital gains	—	3,453	$1,340	—	$4,352	$1,601	—	—
Capital loss
carryforwards	$(10,727)	—	—	$(34,697)	—	—	$(12,159)	$(39,880)
Total	$(10,727)	$3,490	$1,340	$(34,697)	$4,352	$1,601	$(12,159)	$(39,880)

As of March 31, 2011, there were no significant differences between the book and tax components of net assets.

As of March 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	BIF	BIF	BIF	BIF
Expires March 31,	Arizona	Michigan	North Carolina	Pennsylvania
2014	$ 1,633	—	—	—
2015	9,094	$34,697	—	$39,880
2017	—	—	$12,159	—
Total	$10,727	$34,697	$12,159	$39,880

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctua-
tions. Similar to issuer credit risk, the Funds may be exposed to counter-
party credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the
Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds' Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
BIF Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BIF Multi-State Municipal
Series Trust (formerly CMA Multi-State Municipal Series Trust) (the Trust”),
comprised of the BIF Arizona Municipal Money Fund (formerly CMA Arizona
Municipal Money Fund), BIF California Municipal Money Fund (formerly
CMA California Municipal Money Fund), BIF Connecticut Municipal Money
Fund (formerly CMA Connecticut Municipal Money Fund), BIF Florida
Municipal Money Fund (formerly CMA Florida Municipal Money Fund),
BIF Massachusetts Municipal Money Fund (formerly CMA Massachusetts
Municipal Money Fund), BIF Michigan Municipal Money Fund (formerly
CMA Michigan Municipal Money Fund), BIF New Jersey Municipal Money
Fund (formerly CMA New Jersey Municipal Money Fund), BIF New York
Municipal Money Fund (formerly CMA New York Municipal Money Fund),
BIF North Carolina Municipal Money Fund (formerly CMA North Carolina
Municipal Money Fund), BIF Ohio Municipal Money Fund (formerly CMA
Ohio Municipal Money Fund) and BIF Pennsylvania Municipal Money
Fund (formerly CMA Pennsylvania Municipal Money Fund) (collectively, the “Funds”) as of March 31, 2011, and the related statements of opera-
tions for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial high-
lights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the cir-
cumstances, but not for the purpose of expressing an opinion on the effec-
tiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant esti-
mates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting BIF Multi-State Municipal Series Trust as of March
31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 25, 2011

Important Tax Information (Unaudited)

All of the net investment income distributions paid by each of the Funds of the BIF Multi-State Municipal Series Trust during the taxable year ended
March 31, 2011 qualify as tax-exempt interest dividends for
federal income tax purposes.

The following table summarizes the taxable per share distributions paid to shareholders of record on December 8, 2010 by the Funds of the
BIF Multi-State Municipal Series Trust during the taxable year ended
March 31, 2011.

	Qualified Short-Term	Long-Term
	Capital Gains[1]	Capital Gains
BIF Connecticut	$0.00000289	—
BIF Florida	—	$0.00000422
BIF New Jersey	$0.00000046	—
BIF New York	$0.00001541	$0.00001365
BIF Ohio	$0.00000125	$0.00000157

1 Represents the portion of the taxable ordinary income dividends eligible for exemp-
tion from U.S. withholding tax for nonresident aliens and foreign corporations.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 47

Officers and Trustees
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past Five Years	(“Portfolios”) Overseen	Directorships
Independent Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	36 RICs consisting of	None
55 East 52nd Street	the Board	2000	of New York at Albany since 2000.	95 Portfolios
New York, NY 10055	and Trustee
1940
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	Fox Chase Cancer Center from 2004 to 2010; Member of the	95 Portfolios
New York, NY 10055	and Trustee		Archdiocesan Investment Committee of the Archdiocese of
1941			Philadelphia since 2004; Director, The Committee of Seventy
(civic) since 2006.
David O. Beim	Trustee	Since	Professor of Professional Practice at the Columbia University	36 RICs consisting of	None
55 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	95 Portfolios
New York, NY 10055			Academy since 2002; Chairman, Wave Hill, Inc. (public garden and
1940			cultural center) from 1990 to 2006.
Dr. Matina S. Horner	Trustee	Since	Executive Vice President of Teachers Insurance and Annuity Associa-	36 RICs consisting of	NSTAR (electric
55 East 52nd Street		2007	tion and College Retirement Equities Fund from 1989 to 2003.	95 Portfolios	and gas utility)
New York, NY 10055
1939
Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin	36 RICs consisting of	AIMS Worldwide,
55 East 52nd Street	Member of the	2007	Professor of Humanities, New York University from 1993 to 2005	95 Portfolios	Inc. (marketing)
New York, NY 10055	Audit Committee		and Professor thereof from 1980 to 2005; President, Hudson
1939			Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham
University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.
Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	36 RICs consisting of	Newell Rubbermaid,
55 East 52nd Street		2000	Business School Publishing from 2005 to 2010; Director, McLean	95 Portfolios	Inc. (manufacturing)
New York, NY 10055			Hospital since 2005.
1952
Joseph P. Platt	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	36 RICs consisting of	Greenlight Capital
55 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	95 Portfolios	Re, Ltd (reinsurance
New York, NY 10055			insurance broker) since 1998; General Partner, Thorn Partners, LP		company)
1947			(private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation,
LLC (private investment company) from 2002 to 2008.
Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	36 RICs consisting of	None
55 East 52nd Street		2007	financial consulting firm) since 1981.	95 Portfolios
New York, NY 10055
1945
Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments)	36 RICs consisting of	None
55 East 52nd Street		2007	since 1999; Director, College Access Foundation of California	95 Portfolios
New York, NY 10055			(philanthropic foundation) since 2009; Director, Forward
1938			Management, LLC since 2007; Director, A.P. Pharma, Inc.
(pharmaceuticals) from 1983 to 2011; Director, The James
Irvine Foundation (philanthropic foundation) from 1998 to 2008.

48 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

Officers and Trustees (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past Five Years	(“Portfolios”) Overseen	Directorships
Independent Trustees[1] (concluded)
Kenneth L. Urish	Chair of the	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	36 RICs consisting of	None
55 East 52nd Street	Audit Committee	2007	accountants and consultants) since 1976; Chairman Elect of	95 Portfolios
New York, NY 10055	and Trustee		the Professional Ethics Committee of the Pennsylvania Institute
1951			of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania
State University Accounting Department since 2001; Trustee, The
Holy Family Foundation from 2001 to 2010; President and Trustee,
Pittsburgh Catholic Publishing Associates from 2003 to 2008;
Director, Inter-Tel from 2006 to 2007.
Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	36 RICs consisting of	None
55 East 52nd Street	Member of the	2007	Business, University of Pittsburgh since 2005 and Dean thereof	95 Portfolios
New York, NY 10055	Audit Committee		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945			since 1992; Director, Tippman Sports (recreation) since 2005;
Director, Indotronix International (IT services) from 2004 to 2008.

[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served as a Trustee for the Trust covered by this annual report. Following the combination of Merrill Lynch
Investment Managers, L.P. (“MLIM”) and BlackRock in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and con-
solidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S.
Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby
Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.
Interested Trustees[3]
Richard S. Davis	President	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	168 RICs consisting of	None
55 East 52nd Street	and Trustee	2007	Officer, State Street Research & Management Company from 2000	288 Portfolios
New York, NY 10055			to 2005; Chairman of the Board of Trustees, State Street Research
1945			Mutual Funds from 2000 to 2005.
Henry Gabbay	Trustee	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	168 RICs consisting of	None
55 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	288 Portfolios
New York, NY 10055			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to
2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
3 Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an
“interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC
Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The
Board has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 49

Officers and Trustees (concluded)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Trust	Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski	Chief	Since	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009;
55 East 52nd Street	Executive	2010	Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management,
New York, NY 10055	Officer		L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President
1964			thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family
Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA	Vice President	Since	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street		2009	Group since 2002; Memeber of the Cash Management Group Executive Committee since 2005.
New York, NY 10055
1958
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Simon Mendelson	Vice	Since	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010;
55 East 52nd Street	President	2009	Chief Operating Officer and Head of the Global Client Group for BlackRock's Global Cash Management Business from
New York, NY 10055			2007 to 2010; Head of BlackRock's Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co.
1964			from 1997 to 2005.
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Christopher Stavrakos, CFA Vice		Since	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street	President	2009	Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group
New York, NY 10055			at Mellon Bank from 1999 to 2006.
1959
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the MLIM and Fund
55 East 52nd Street		2007	Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10055
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Ira P. Shapiro	Secretary	Since	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global
55 East 52nd Street		2010	Investors from 2008 to 2009; Principal thereof from 2004 to 2008.
New York, NY 10055
1963
[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Investment Advisor	Custodian	Accounting Agent	Distributor	Address of the Funds
BlackRock Advisors, LLC	State Street Bank	State Street Bank	BlackRock Investments, LLC	100 Bellevue Parkway
Wilmington, DE 19809	and Trust Company	and Trust Company	New York, NY 10022	Wilmington, DE 19809
	Boston, MA 02111	Princeton, NJ 08540
Sub-Advisor
BlackRock Investment	Transfer Agent	Independent Registered	Legal Counsel
Management, LLC	Financial Data	Public Accounting Firm	Sidley Austin LLP
Plainsboro, NJ 08536	Services, Inc.	Deloitte & Touche LLP	New York, NY 10019
	Jacksonville, FL 32246	Princeton, NJ 08540

Effective November 16, 2010, Ira P. Shapiro became Secretary of the Trust.

50 BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please con-
tact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of investments

Each Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are avail-
able on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms
N-Q may also be obtained upon request and without charge by calling
(800) 626 1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 626-1960;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 626-1960 and (2) on the SEC’s website at
http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a con-
sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the con-
fidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

BIF MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 51

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Past performance results shown in this report should not be considered a representation of future performance. Total return information assumes reinvestment of all distributions.

For current month-end performance information, call (800) 626-1960. Each Fund’s current seven-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BIF Arizona
Municipal Money	$24,100	$23,200	$0	$0	$9,150	$6,100	$0	$53
Fund
BIF California
Municipal Money	$26,000	$25,000	$0	$0	$10,100	$6,100	$0	$867
Fund
BIF Connecticut
Municipal Money	$25,300	$24,400	$0	$0	$10,100	$6,100	$0	$183
Fund
BIF Florida
Municipal Money	$25,300	$24,400	$0	$0	$10,100	$6,100	$0	$83
Fund
BIF Massachusetts
Municipal Money	$25,300	$24,400	$0	$0	$10,100	$6,100	$0	$118
Fund
BIF Michigan
Municipal Money	$25,300	$24,400	$0	$0	$10,100	$6,100	$0	$85
Fund
BIF New Jersey
Municipal Money	$26,000	$25,000	$0	$0	$10,100	$6,100	$0	$453
Fund
BIF New York
Municipal Money	$26,000	$25,000	$0	$0	$10,100	$6,100	$0	$904
Fund
BIF North Carolina
Municipal Money	$24,300	$23,400	$0	$0	$10,100	$6,100	$0	$61
Fund
BIF Ohio Municipal	$24,300	$23,400	$0	$0	$10,100	$6,100	$0	$139

Money Fund
BIF Pennsylvania
Municipal Money	$24,300	$23,400	$0	$0	$10,100	$6,100	$0	$180
Fund

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock
Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-
approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant and Investment Adviser (not including any non-affiliated sub-
adviser whose role is primarily portfolio management and is sub-contracted with or overseen by the registrant’s investment adviser) and the Fund Service Providers were:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BIF Arizona Municipal Money	$9,150	$16,930
Fund
BIF California Municipal
Money Fund	$10,100	$17,744
BIF Connecticut Municipal	$10,100	$17,060
Money Fund
BIF Florida Municipal Money
Fund	$10,100	$16,960
BIF Massachusetts Municipal	$10,100	$16,995
Money Fund
BIF Michigan Municipal
Money Fund	$10,100	$16,963
BIF New Jersey Municipal	$10,100	$17,330
Money Fund
BIF New York Municipal
Money Fund	$10,100	$17,781
BIF North Carolina Municipal	$10,100	$16,938
Money Fund
BIF Ohio Municipal Money
Fund	$10,100	$17,016
BIF Pennsylvania Municipal	$10,100	$17,057
Money Fund

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Fund’s Investment Adviser (not including any non-affiliated sub-
adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and the Fund Service Providers that were not pre-
approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: June 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: June 3, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: June 3, 2011